Vanguard® Extended Market Index Fund
Schedule of Investments (unaudited)
As of September 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.9%)
Communication Services (4.4%)
*	ROBLOX Corp. Class A	6,906,330	956,665
*	Reddit Inc. Class A	1,325,792	304,919
*	Liberty Media Corp.-Liberty Formula One Class C	2,510,767	262,250
*	Pinterest Inc. Class A	6,416,501	206,419
*	Roku Inc.	1,393,909	139,572
*,1	AST SpaceMobile Inc. Class A	2,506,197	123,004
*	EchoStar Corp. Class A	1,438,750	109,863
*	Frontier Communications Parent Inc.	2,671,165	99,768
	New York Times Co. Class A	1,734,548	99,563
*	Snap Inc. Class A	11,864,759	91,477
*	Liberty Broadband Corp. Class C	1,265,880	80,434
*	Lumen Technologies Inc.	10,108,940	61,867
	Nexstar Media Group Inc. Class A	304,902	60,291
[1]	Warner Music Group Corp. Class A	1,561,238	53,176
*	Liberty Media Corp.-Liberty Live Class C	511,639	49,614
	Sirius XM Holdings Inc.	2,016,730	46,939
*	Madison Square Garden Sports Corp.	192,390	43,673
	Telephone & Data Systems Inc.	1,051,585	41,264
	TEGNA Inc.	1,719,678	34,961
*	Cargurus Inc. Class A	908,655	33,829
*	Magnite Inc.	1,525,133	33,217
*	ZoomInfo Technologies Inc. Class A	2,997,578	32,704
[1]	Cinemark Holdings Inc.	1,098,111	30,769
*,1	Trump Media & Technology Group Corp.	1,719,756	28,238
*	IAC Inc.	727,506	24,786
*	Liberty Media Corp.-Liberty Live Class A	245,414	23,143
*	TripAdvisor Inc.	1,241,250	20,183
*	Yelp Inc. Class A	637,464	19,889
	Iridium Communications Inc.	1,137,363	19,858
*	Madison Square Garden Entertainment Corp. Class A	436,169	19,732
*	Globalstar Inc.	541,920	19,720
	Cogent Communications Holdings Inc.	511,303	19,608
*	Liberty Global Ltd. Class C	1,630,475	19,158
*	Liberty Global Ltd. Class A	1,593,103	18,257
*	Sphere Entertainment Co.	290,323	18,035
	John Wiley & Sons Inc. Class A	440,477	17,826
*	DoubleVerify Holdings Inc.	1,451,900	17,394
*	Lionsgate Studios Corp.	2,429,539	16,764
*	Ziff Davis Inc.	436,622	16,635
*,1	AMC Entertainment Holdings Inc. Class A	5,534,789	16,051
*	fuboTV Inc.	3,646,339	15,132
*	Atlanta Braves Holdings Inc. Class C	324,355	13,490
*	Vimeo Inc.	1,653,951	12,818
*,1	Atlanta Braves Holdings Inc. Class A	265,793	12,086
*	Liberty Media Corp.-Liberty Formula One Class A	124,329	11,839
	Uniti Group Inc.	1,927,675	11,797
	IDT Corp. Class B	219,243	11,469
*	Liberty Broadband Corp. Class A	171,523	10,863
*	QuinStreet Inc.	599,207	9,270
*	Liberty Latin America Ltd. Class C	1,094,118	9,234
*	GCI Liberty Inc. Class C	241,061	8,984
*,1	Rumble Inc.	1,178,912	8,535
*	Integral Ad Science Holding Corp.	834,021	8,482
	Cable One Inc.	47,768	8,457
*,1	NIQ Global Intelligence plc	536,523	8,423
	Array Digital Infrastructure Inc.	155,801	7,792
*	Grindr Inc.	493,983	7,420
*	Cars.com Inc.	597,401	7,300
*	Altice USA Inc. Class A	2,863,181	6,900
*	Gogo Inc.	801,663	6,886
*	EverQuote Inc. Class A	299,977	6,861
*	Stagwell Inc. Class A	1,174,592	6,613

		Shares	Market Value ($000)
	Scholastic Corp.	236,245	6,468
*	Angi Inc. Class A	391,199	6,361
	Shenandoah Telecommunications Co.	469,219	6,297
	Sinclair Inc.	414,070	6,252
	Shutterstock Inc.	275,068	5,735
*	Gannett Co. Inc.	1,385,112	5,721
*	Thryv Holdings Inc.	464,409	5,601
	Gray Media Inc.	927,316	5,360
*	Bandwidth Inc. Class A	313,349	5,224
*	Nextdoor Holdings Inc.	2,477,551	5,178
*	Clear Channel Outdoor Holdings Inc.	3,269,552	5,166
*	Liberty Latin America Ltd. Class A	619,356	5,134
	National CineMedia Inc.	1,062,575	4,792
*	Bumble Inc. Class A	769,382	4,686
*	Anterix Inc.	213,606	4,586
*	Ibotta Inc. Class A	155,546	4,332
*	MediaAlpha Inc. Class A	358,648	4,081
*,1	Webtoon Entertainment Inc.	209,609	4,069
	Spok Holdings Inc.	232,459	4,010
*	iHeartMedia Inc. Class A	1,311,876	3,765
	Marcus Corp.	236,060	3,661
*	Boston Omaha Corp. Class A	242,113	3,167
*	Reservoir Media Inc.	374,355	3,047
*	PubMatic Inc. Class A	367,571	3,044
*	AMC Networks Inc. Class A	356,644	2,939
*	ZipRecruiter Inc. Class A	687,772	2,902
*	WideOpenWest Inc.	529,765	2,734
	Playtika Holding Corp.	595,721	2,317
*,1	MNTN Inc. Class A	118,707	2,202
	Starz Entertainment Corp.	136,110	2,005
*	Eventbrite Inc. Class A	789,767	1,990
	CuriosityStream Inc.	342,474	1,815
*	Advantage Solutions Inc.	1,160,730	1,776
*	TechTarget Inc.	297,877	1,731
*	EW Scripps Co. Class A	702,701	1,729
	ATN International Inc.	112,183	1,679
	Entravision Communications Corp. Class A	703,404	1,639
*	TrueCar Inc.	850,311	1,565
*,1	Cardlytics Inc.	558,147	1,356
*	GCI Liberty Inc. Class A	31,640	1,188
*	DHI Group Inc.	425,503	1,183
*	Playstudios Inc.	1,209,300	1,164
*	Gaia Inc. Class A	180,296	1,067
[1]	Emerald Holding Inc.	209,612	1,067
*,1	Getty Images Holdings Inc.	518,779	1,027
*,1	Skillz Inc. Class A	121,309	970
*,1	GameSquare Holdings Inc.	1,302,489	884
	Townsquare Media Inc. Class A	131,005	880
*,1	Vivid Seats Inc. Class A	50,621	841
*	Marchex Inc. Class B	412,330	738
*	Travelzoo	72,864	716
*	Arena Group Holdings Inc.	128,397	702
*,1,2	NII Holdings Inc.	1,297,367	649
*,1	PSQ Holdings Inc. Class A	330,638	632
*	Teads Holding Co.	365,185	603
	Saga Communications Inc. Class A	47,817	595
*	IZEA Worldwide Inc.	134,966	502
*	Cineverse Corp. Class A	142,260	478
*	Golden Matrix Group Inc.	374,991	424
*	SurgePays Inc.	148,927	419
*	LiveOne Inc.	86,270	356
*	BuzzFeed Inc. Class A	196,861	335
*	Zedge Inc. Class B	110,600	322
	John Wiley & Sons Inc. Class B	7,692	310
*	Kartoon Studios Inc.	417,086	308
*	comScore Inc.	33,826	295
*	Reading International Inc. Class A	186,296	274
*	Lee Enterprises Inc.	47,667	259
*	Harte Hanks Inc.	69,647	258
*	iQSTEL Inc.	36,152	235

		Shares	Market Value ($000)
*	Giftify Inc.	220,788	234
*,1	Fluent Inc.	103,345	229
*	Creative Realities Inc.	88,730	203
*	KORE Group Holdings Inc.	61,879	150
*	SPAR Group Inc.	142,891	147
*,1	System1 Inc.	20,063	141
*,1	Intelligent Protection Management Corp.	68,550	136
*	Stran & Co. Inc.	73,180	122
*	Urban One Inc. Class A	85,672	118
*	Moving Image Technologies Inc.	112,222	104
*,1	Gaxos.ai Inc.	64,603	103
*	PodcastOne Inc.	53,033	89
*	NextPlat Corp.	103,199	86
*	Motorsport Games Inc. Class A	28,111	78
*	Dolphin Entertainment Inc.	55,767	72
*,1	Hwh International Inc.	17,751	49
*	Mediaco Holding Inc. Class A	32,591	41
*	Society Pass Inc.	18,557	22
*	Reading International Inc. Class B	1,298	15
*,1	Brag House Holdings Inc.	8,757	14
*	Beasley Broadcast Group Inc. Class A	2,298	12
*	Direct Digital Holdings Inc. Class A	31,366	11
*	Urban One Inc.	12,036	9
*	Lendway Inc.	1,880	9
*	Snail Inc. Class A	8,098	9
*,1	LQR House Inc.	9,259	8
*	TruGolf Holdings Inc. Class A	650	2
*,1	Super League Enterprise Inc.	359	2
*,2	GCI Liberty Inc.	1,314,578	—
			3,710,178
Consumer Discretionary (11.2%)
*	Carvana Co.	1,478,313	557,679
*	Flutter Entertainment plc	1,882,305	478,105
*	Coupang Inc.	14,443,639	465,085
*	DraftKings Inc. Class A	5,314,578	198,765
	Somnigroup International Inc.	2,247,867	189,563
*	Burlington Stores Inc.	667,058	169,766
	Dick's Sporting Goods Inc.	715,555	159,011
	Toll Brothers Inc.	1,051,269	145,222
*	Duolingo Inc. Class A	424,782	136,712
*,1	Rivian Automotive Inc. Class A	8,552,146	125,546
	Service Corp. International	1,503,368	125,110
*,1	GameStop Corp. Class A	4,403,433	120,126
	Texas Roadhouse Inc. Class A	711,035	118,138
*	TopBuild Corp.	299,261	116,969
	Aramark	2,813,060	108,022
	BorgWarner Inc.	2,314,418	101,742
*	Wayfair Inc. Class A	1,123,219	100,337
	Autoliv Inc.	756,773	93,461
*	Planet Fitness Inc. Class A	898,799	93,295
*	Five Below Inc.	589,067	91,129
	Lithia Motors Inc. Class A	274,261	86,666
*	Floor & Decor Holdings Inc. Class A	1,152,359	84,929
*	Ollie's Bargain Outlet Holdings Inc.	656,340	84,274
*	Chewy Inc. Class A	2,076,606	83,999
*	Modine Manufacturing Co.	561,658	79,845
*	Light & Wonder Inc.	897,959	75,375
[1]	Wingstop Inc.	299,114	75,281
	Murphy USA Inc.	188,003	72,994
	H&R Block Inc.	1,435,651	72,601
*	Dutch Bros Inc. Class A	1,359,539	71,158
*	Etsy Inc.	1,060,698	70,420
*	Taylor Morrison Home Corp. Class A	1,058,715	69,886
	Churchill Downs Inc.	713,884	69,254
*	Stride Inc.	460,685	68,614
	Gentex Corp.	2,347,627	66,438
*	AutoNation Inc.	302,747	66,232
*	Bright Horizons Family Solutions Inc.	608,864	66,104
	Wyndham Hotels & Resorts Inc.	817,560	65,323

		Shares	Market Value ($000)
*	Grand Canyon Education Inc.	296,749	65,142
*	Cava Group Inc.	1,067,226	64,471
	Hyatt Hotels Corp. Class A	453,291	64,336
	Installed Building Products Inc.	244,147	60,221
*	Brinker International Inc.	474,938	60,165
*	Caesars Entertainment Inc.	2,223,405	60,088
	Vail Resorts Inc.	397,869	59,509
*	Adtalem Global Education Inc.	384,812	59,434
	Group 1 Automotive Inc.	135,488	59,277
	Thor Industries Inc.	570,139	59,118
	Bath & Body Works Inc.	2,264,355	58,330
*	Mattel Inc.	3,453,519	58,123
*	QuantumScape Corp. Class A	4,648,178	57,266
	Lear Corp.	568,052	57,152
	Meritage Homes Corp.	760,995	55,119
	Boyd Gaming Corp.	632,865	54,711
*	Boot Barn Holdings Inc.	327,051	54,199
*	Frontdoor Inc.	779,111	52,426
	Gap Inc.	2,433,971	52,063
	Macy's Inc.	2,901,363	52,021
*	Asbury Automotive Group Inc.	209,875	51,304
	VF Corp.	3,511,155	50,666
*	Cavco Industries Inc.	84,709	49,193
*	Crocs Inc.	584,781	48,858
*	Valvoline Inc.	1,359,150	48,807
	ADT Inc.	5,476,420	47,700
[1]	Whirlpool Corp.	597,448	46,959
*	Dorman Products Inc.	297,147	46,319
	KB Home	727,109	46,273
*	Champion Homes Inc.	604,811	46,189
*	Laureate Education Inc.	1,434,244	45,236
*	Life Time Group Holdings Inc.	1,622,822	44,790
	Brunswick Corp.	702,026	44,396
*	Abercrombie & Fitch Co. Class A	509,874	43,620
	Kontoor Brands Inc.	546,512	43,595
	PVH Corp.	513,588	43,023
	Graham Holdings Co. Class B	36,328	42,769
	Signet Jewelers Ltd.	440,381	42,241
	Travel + Leisure Co.	693,201	41,239
*	Urban Outfitters Inc.	575,371	41,099
*	M/I Homes Inc.	281,697	40,688
*	Shake Shack Inc. Class A	430,506	40,300
	Advance Auto Parts Inc.	642,237	39,433
*	Peloton Interactive Inc. Class A	4,182,586	37,643
	Patrick Industries Inc.	355,719	36,792
	Harley-Davidson Inc.	1,304,049	36,383
	Academy Sports & Outdoors Inc.	710,777	35,553
	Visteon Corp.	291,957	34,994
	Penske Automotive Group Inc.	197,654	34,374
*	RH	164,510	33,422
	Polaris Inc.	574,023	33,368
*,1	Lucid Group Inc. Class A	1,386,148	32,976
*	Tri Pointe Homes Inc.	932,457	31,676
	Red Rock Resorts Inc. Class A	515,463	31,474
*,1	Sharplink Gaming Inc.	1,806,474	30,728
	American Eagle Outfitters Inc.	1,722,935	29,479
*	Warby Parker Inc. Class A	1,058,114	29,183
*	YETI Holdings Inc.	873,111	28,970
*	Penn Entertainment Inc.	1,502,072	28,930
	Dana Inc.	1,403,140	28,119
*	Hilton Grand Vacations Inc.	659,125	27,558
[1]	Cheesecake Factory Inc.	489,842	26,765
	Steven Madden Ltd.	778,228	26,055
*	Capri Holdings Ltd.	1,276,431	25,427
	Levi Strauss & Co. Class A	1,077,396	25,103
*	Hanesbrands Inc.	3,780,627	24,914
*	National Vision Holdings Inc.	847,597	24,741
*	Six Flags Entertainment Corp.	1,084,697	24,644
	Perdoceo Education Corp.	653,636	24,616
*	Mobileye Global Inc. Class A	1,738,269	24,544

		Shares	Market Value ($000)
	LCI Industries	258,927	24,119
*	Green Brick Partners Inc.	325,214	24,020
	Phinia Inc.	415,343	23,874
	Wolverine World Wide Inc.	868,242	23,825
[1]	Choice Hotels International Inc.	221,528	23,684
	Newell Brands Inc.	4,484,414	23,498
	OneSpaWorld Holdings Ltd.	1,099,007	23,233
	Acushnet Holdings Corp.	295,824	23,219
*	Victoria's Secret & Co.	855,051	23,206
*	Goodyear Tire & Rubber Co.	3,056,781	22,865
	Strategic Education Inc.	252,707	21,735
*	Adient plc	868,661	20,917
*	Rush Street Interactive Inc.	1,016,462	20,817
*	Sonos Inc.	1,294,617	20,455
	Dillard's Inc. Class A	32,743	20,120
	Garrett Motion Inc.	1,468,720	20,004
	Marriott Vacations Worldwide Corp.	294,998	19,635
	Buckle Inc.	320,439	18,797
[1]	Kohl's Corp.	1,197,601	18,407
*	Coursera Inc.	1,528,745	17,902
*	Universal Technical Institute Inc.	537,517	17,496
	Century Communities Inc.	275,247	17,442
*	Sally Beauty Holdings Inc.	1,059,442	17,248
	Papa John's International Inc.	350,640	16,883
	Winmark Corp.	31,216	15,538
	Wendy's Co.	1,693,579	15,513
*	United Parks & Resorts Inc.	294,457	15,223
	La-Z-Boy Inc.	439,503	15,084
	Columbia Sportswear Co.	274,722	14,368
*	Topgolf Callaway Brands Corp.	1,502,220	14,271
	Monarch Casino & Resort Inc.	131,837	13,954
	Upbound Group Inc.	558,189	13,190
	Leggett & Platt Inc.	1,436,044	12,752
	Sonic Automotive Inc. Class A	162,029	12,329
*	LGI Homes Inc.	217,716	11,258
*	Figs Inc. Class A	1,658,311	11,094
*	Gentherm Inc.	323,514	11,019
*	RealReal Inc.	1,026,965	10,917
	Carter's Inc.	385,688	10,884
*	G-III Apparel Group Ltd.	404,025	10,751
*	Fox Factory Holding Corp.	438,623	10,654
	Camping World Holdings Inc. Class A	671,141	10,597
	Cracker Barrel Old Country Store Inc.	235,225	10,364
*	Under Armour Inc. Class C	2,125,072	10,264
	Winnebago Industries Inc.	300,312	10,042
*	Driven Brands Holdings Inc.	619,286	9,977
*	ThredUp Inc. Class A	1,020,592	9,645
*	Global Business Travel Group I	1,171,598	9,467
*	Sweetgreen Inc. Class A	1,178,743	9,406
*	ODP Corp.	330,409	9,202
*	XPEL Inc.	275,945	9,126
*	Revolve Group Inc. Class A	424,004	9,031
	Standard Motor Products Inc.	216,794	8,850
	Build-A-Bear Workshop Inc.	131,630	8,584
*	Dream Finders Homes Inc. Class A	319,513	8,282
*	Pursuit Attractions & Hospitality Inc.	221,822	8,026
*	Sabre Corp.	4,335,858	7,935
*	American Axle & Manufacturing Holdings Inc.	1,315,513	7,906
*	GigaCloud Technology Inc. Class A	278,351	7,905
*	First Watch Restaurant Group Inc.	500,979	7,835
	Matthews International Corp. Class A	321,863	7,815
	Carriage Services Inc. Class A	169,723	7,559
	Ethan Allen Interiors Inc.	254,614	7,501
	Sturm Ruger & Co. Inc.	169,197	7,355
*	American Public Education Inc.	186,072	7,344
*	Lincoln Educational Services Corp.	306,234	7,197
*	Groupon Inc.	307,779	7,187
*	Udemy Inc.	1,018,778	7,142
*	Cooper-Standard Holdings Inc.	192,545	7,111
*	Accel Entertainment Inc. Class A	638,474	7,068

		Shares	Market Value ($000)
*	BJ's Restaurants Inc.	230,697	7,043
*	Beazer Homes USA Inc.	286,069	7,023
*	EVgo Inc. Class A	1,420,945	6,721
*	Malibu Boats Inc. Class A	205,701	6,675
*	Helen of Troy Ltd.	259,835	6,548
*	Arhaus Inc. Class A	603,619	6,416
	Oxford Industries Inc.	156,872	6,360
*	Bed Bath & Beyond Inc.	644,248	6,307
*,1	Solid Power Inc.	1,814,547	6,296
	Monro Inc.	341,021	6,128
	Bloomin' Brands Inc.	846,360	6,068
*	Hovnanian Enterprises Inc. Class A	47,119	6,054
*,1	Serve Robotics Inc.	514,377	5,982
*	Under Armour Inc. Class A	1,189,344	5,935
*	Mister Car Wash Inc.	1,050,548	5,599
*	Stitch Fix Inc. Class A	1,267,722	5,515
	A-Mark Precious Metals Inc.	212,908	5,508
*	MarineMax Inc.	213,919	5,419
*	Lindblad Expeditions Holdings Inc.	416,504	5,331
*	Savers Value Village Inc.	400,646	5,309
[1]	Guess? Inc.	316,699	5,292
	Golden Entertainment Inc.	222,007	5,235
*	Dave & Buster's Entertainment Inc.	282,514	5,130
*	Portillo's Inc. Class A	782,586	5,048
	Caleres Inc.	381,536	4,975
	Smith & Wesson Brands Inc.	495,104	4,867
*	Potbelly Corp.	281,696	4,800
	Dine Brands Global Inc.	176,794	4,370
	Jack in the Box Inc.	217,807	4,306
	Shoe Carnival Inc.	203,699	4,235
*	Latham Group Inc.	543,141	4,133
*,1	Kura Sushi USA Inc. Class A	65,989	3,920
*,1	Empery Digital Inc.	512,993	3,858
*	Petco Health & Wellness Co. Inc. Class A	995,097	3,851
[1]	Krispy Kreme Inc.	977,657	3,784
	Arko Corp.	813,505	3,718
*	Motorcar Parts of America Inc.	214,233	3,543
	Haverty Furniture Cos. Inc.	157,451	3,453
*	McGraw Hill Inc.	265,540	3,333
*	Genesco Inc.	111,686	3,238
	Cricut Inc. Class A	512,209	3,222
	Movado Group Inc.	168,559	3,198
*	GoPro Inc. Class A	1,500,025	3,180
*	Legacy Housing Corp.	112,171	3,086
	Nathan's Famous Inc.	27,788	3,077
*	Target Hospitality Corp.	361,349	3,064
*	MasterCraft Boat Holdings Inc.	141,092	3,028
*	WW International Inc.	106,030	2,901
*	Denny's Corp.	553,463	2,895
	RCI Hospitality Holdings Inc.	94,588	2,886
*	Zumiez Inc.	146,746	2,878
*	Venu Holding Corp.	219,370	2,810
*	Soho House & Co. Inc. Class A	316,625	2,802
*	Strattec Security Corp.	40,089	2,728
*	Lovesac Co.	151,617	2,567
*	America's Car-Mart Inc.	86,440	2,525
*	Inspired Entertainment Inc.	268,456	2,518
*	El Pollo Loco Holdings Inc.	259,264	2,515
*	Citi Trends Inc.	78,677	2,441
*	KinderCare Learning Cos. Inc.	364,527	2,420
	Johnson Outdoors Inc. Class A	58,971	2,382
*	OneWater Marine Inc. Class A	149,935	2,375
	Rocky Brands Inc.	78,987	2,353
	Weyco Group Inc.	78,049	2,349
*	Biglari Holdings Inc. Class B	7,226	2,339
*	Xponential Fitness Inc. Class A	275,934	2,150
*	Stoneridge Inc.	281,226	2,143
*,1	Barnes & Noble Education Inc.	213,710	2,126
*	Holley Inc.	605,625	1,902
	Flexsteel Industries Inc.	38,731	1,795

		Shares	Market Value ($000)
	JAKKS Pacific Inc.	93,794	1,757
*	Lands' End Inc.	123,926	1,747
*	Chegg Inc.	1,140,731	1,723
[1]	Lucky Strike Entertainment Corp.	167,091	1,711
*	Smith Douglas Homes Corp. Class A	96,286	1,700
*,1	Sleep Number Corp.	241,366	1,694
*,1	Luminar Technologies Inc. Class A	788,911	1,507
*	Outdoor Holding Co.	996,525	1,475
*	Tile Shop Holdings Inc.	242,691	1,468
	J. Jill Inc.	81,082	1,391
*	European Wax Center Inc. Class A	346,425	1,382
	Lakeland Industries Inc.	92,699	1,372
*	Funko Inc. Class A	395,900	1,362
*	Fossil Group Inc.	528,989	1,360
*,1	1-800-Flowers.com Inc. Class A	290,026	1,334
	Bassett Furniture Industries Inc.	85,224	1,333
*,1	Faraday Future Intelligent Electric Inc. Class A	1,021,856	1,328
	Designer Brands Inc. Class A	372,135	1,317
	Superior Group of Cos. Inc.	118,173	1,267
*	Red Robin Gourmet Burgers Inc.	182,126	1,249
*	iRobot Corp.	331,956	1,192
*	GrowGeneration Corp.	630,277	1,179
*	American Outdoor Brands Inc.	135,797	1,179
	Hooker Furnishings Corp.	115,546	1,173
*	Sportsman's Warehouse Holdings Inc.	409,601	1,135
*	Full House Resorts Inc.	349,754	1,123
*	RideNow Group Inc. Class B	253,705	1,116
	Marine Products Corp.	125,372	1,112
*	Nerdy Inc.	878,775	1,107
	Escalade Inc.	87,469	1,100
*	Grabagun Digital Holdings Inc.	234,505	1,093
*	BARK Inc.	1,312,977	1,091
	Clarus Corp.	310,430	1,087
*	QVC Group Inc.	78,788	1,063
*	Playboy Inc.	714,134	1,050
*	Biglari Holdings Inc. Class A	668	1,032
*,1	Livewire Group Inc.	199,741	949
	Hamilton Beach Brands Holding Co. Class A	65,235	937
*	Legacy Education Inc.	93,493	895
*,1	Bally's Corp.	79,927	887
*	Traeger Inc.	701,849	856
*	Unifi Inc.	166,719	794
*	Children's Place Inc.	124,582	774
*	ONE Group Hospitality Inc.	255,366	756
*	1stdibs.com Inc.	291,199	754
*	Duluth Holdings Inc. Class B	189,730	742
*	Cato Corp. Class A	175,700	740
*	Century Casinos Inc.	273,682	714
*	Destination XL Group Inc.	538,675	706
*,1	Regis Corp.	23,481	684
*,1	Stubhub Holdings Inc. Class A	38,329	645
*	Universal Electronics Inc.	124,281	579
*	Purple Innovation Inc. Class A	599,811	560
	Canterbury Park Holding Corp.	34,398	557
*	Leslie's Inc.	101,257	557
*	United Homes Group Inc. Class A	132,891	549
	Lifetime Brands Inc.	141,338	547
*	PetMed Express Inc.	211,857	532
*	Vera Bradley Inc.	249,979	502
*	Envela Corp.	63,131	493
*	Nova Lifestyle Inc.	87,256	481
*	Culp Inc.	106,576	475
*,1	Tilly's Inc. Class A	228,115	470
*	CarParts.com Inc.	571,357	406
*,1	Tron Inc.	208,100	402
*	Rave Restaurant Group Inc.	121,117	401
	Crown Crafts Inc.	126,780	369
*,1	Black Rock Coffee Bar Inc. Class A	15,314	365
*,1	Grove Collaborative Holdings Class A	235,423	353
*	Koss Corp.	67,462	343

		Shares	Market Value ($000)
*	Torrid Holdings Inc.	187,184	328
*	Big 5 Sporting Goods Corp.	218,206	314
*,1	Allbirds Inc. Class A	55,321	314
	Brilliant Earth Group Inc. Class A	151,279	313
*,1	Aureus Greenway Holdings Inc.	86,426	282
*	Sypris Solutions Inc.	131,294	280
*	Live Ventures Inc.	13,758	253
*	Noodles & Co. Class A	370,327	235
*	Allied Gaming & Entertainment Inc.	227,994	210
*,1	Brand House Collective Inc.	123,656	202
*	Ark Restaurants Corp.	26,556	189
	Flanigan's Enterprises Inc.	5,874	187
*	Solo Brands Inc. Class A	12,056	182
	Jerash Holdings US Inc.	54,107	180
*	Beachbody Co. Inc.	29,419	173
	AMCON Distributing Co.	1,504	171
*,1	Connexa Sports Technologies In	78,453	162
*,1	Classover Holdings Inc. Class B	134,209	162
*	Cenntro Inc.	267,113	156
*,1	Worksport Ltd.	39,814	138
*,1	Sonder Holdings Inc.	103,830	132
*	Rent the Runway Inc. Class A	24,319	120
	GEN Restaurant Group Inc. Class A	41,738	115
*,1	Workhorse Group Inc.	99,952	110
*	Vince Holding Corp.	31,244	104
*,1	Twin Hospitality Group Inc.	23,719	99
*	Lazydays Holdings Inc.	46,891	98
*,1	Amesite Inc.	30,201	92
*	Good Times Restaurants Inc.	51,978	85
	Tandy Leather Factory Inc.	27,429	83
*	Allurion Technologies Inc.	40,328	83
*,1	Vestand Inc. Class A	49,140	79
*	Newton Golf Co. Inc.	44,732	78
*,1	Lottery.com Inc.	14,201	63
*,1	FLY-E Group Inc.	89,596	62
*,1	BT Brands Inc.	30,218	60
*	Aterian Inc.	57,047	60
*	Educational Development Corp.	44,502	59
*	XWELL Inc.	51,310	50
	FAT Brands Inc. Class A	24,760	48
*,1	aka Brands Holding Corp.	4,550	44
*,1	Greenlane Holdings Inc. Class A	10,267	40
*	Yunhong Green CTI Ltd.	87,072	39
*,1	Interactive Strength Inc.	11,763	39
*	Inspirato Inc. Class A	12,207	36
*,1	Algorhythm Holdings Inc.	13,747	36
*	Cheetah Net Supply Chain Service Inc. Class A	20,468	36
*,1	Twin Vee PowerCats Co.	11,642	32
*,1	Lulu's Fashion Lounge Holdings Inc.	6,052	29
*,1	Kaival Brands Innovations Group Inc.	47,771	20
*,1	Envirotech Vehicles Inc.	9,976	15
*	Emerson Radio Corp.	32,593	14
*	Xcel Brands Inc.	7,776	14
*,1	StableX Technologies Inc.	1,890	9
	FAT Brands Inc. Class B	1,538	4
*,2	Amergent Hospitality Group Inc.	19,975	—
*	ECD Automotive Design Inc.	17	—
			9,357,980
Consumer Staples (2.7%)
	Casey's General Stores Inc.	398,149	225,082
*	US Foods Holding Corp.	2,410,005	184,655
*	Performance Food Group Co.	1,675,043	174,271
*	BJ's Wholesale Club Holdings Inc.	1,413,067	131,768
*	Sprouts Farmers Market Inc.	1,045,768	113,780
*	Celsius Holdings Inc.	1,711,221	98,378
*	elf Beauty Inc.	634,845	84,104
	Ingredion Inc.	685,363	83,690
	Albertsons Cos. Inc. Class A	4,310,628	75,479
	Coca-Cola Consolidated Inc.	641,847	75,199

		Shares	Market Value ($000)
*	Maplebear Inc.	1,973,584	72,549
	Primo Brands Corp. Class A	2,716,910	60,044
*	Post Holdings Inc.	510,389	54,857
*	Darling Ingredients Inc.	1,692,718	52,254
*	BellRing Brands Inc.	1,350,403	49,087
	Cal-Maine Foods Inc.	487,011	45,828
	Marzetti Co.	219,568	37,939
	PriceSmart Inc.	269,510	32,662
	Flowers Foods Inc.	2,255,328	29,432
*	Freshpet Inc.	522,270	28,782
	WD-40 Co.	145,115	28,675
*	Simply Good Foods Co.	990,255	24,578
*	United Natural Foods Inc.	647,832	24,371
*	Chefs' Warehouse Inc.	384,884	22,450
*	Vita Coco Co. Inc.	468,923	19,915
	Interparfums Inc.	195,395	19,223
	Turning Point Brands Inc.	192,542	19,035
	Pilgrim's Pride Corp.	455,955	18,566
*	Boston Beer Co. Inc. Class A	84,926	17,955
*	Grocery Outlet Holding Corp.	1,052,562	16,894
*	Vital Farms Inc.	397,295	16,349
	Energizer Holdings Inc.	650,460	16,190
	J & J Snack Foods Corp.	166,743	16,022
*	Coty Inc. Class A	3,911,078	15,801
	Universal Corp.	266,584	14,894
	Andersons Inc.	360,591	14,355
	Reynolds Consumer Products Inc.	585,726	14,333
	Spectrum Brands Holdings Inc.	259,563	13,635
	Fresh Del Monte Produce Inc.	350,681	12,176
*	Central Garden & Pet Co. Class A	382,641	11,299
	Utz Brands Inc.	840,287	10,209
	Edgewell Personal Care Co.	492,316	10,024
	Ingles Markets Inc. Class A	143,690	9,995
	Seaboard Corp.	2,732	9,964
*	TreeHouse Foods Inc.	468,975	9,478
*	Herbalife Ltd.	1,114,414	9,406
*	National Beverage Corp.	241,434	8,914
	Tootsie Roll Industries Inc.	210,036	8,805
*	Central Garden & Pet Co.	249,972	8,162
	Weis Markets Inc.	100,580	7,229
	Oil-Dri Corp. of America	114,332	6,979
	John B Sanfilippo & Son Inc.	103,448	6,650
	Nu Skin Enterprises Inc. Class A	536,115	6,535
*,1	SunOpta Inc.	1,059,430	6,208
*	Guardian Pharmacy Services Inc. Class A	215,438	5,651
*	Mission Produce Inc.	440,458	5,294
	Calavo Growers Inc.	190,607	4,906
*	Seneca Foods Corp. Class A	44,716	4,827
	Natural Grocers by Vitamin Cottage Inc.	118,205	4,728
*	Mama's Creations Inc.	390,903	4,108
	B&G Foods Inc.	925,433	4,100
*	Honest Co. Inc.	1,075,150	3,957
	MGP Ingredients Inc.	152,264	3,683
	Village Super Market Inc. Class A	98,543	3,682
*	USANA Health Sciences Inc.	121,780	3,355
*,1	Upexi Inc.	474,237	2,736
	Limoneira Co.	172,932	2,568
*	Nature's Sunshine Products Inc.	158,287	2,457
	Alico Inc.	57,168	1,981
*,1	Westrock Coffee Co.	379,230	1,843
*	Beauty Health Co.	869,744	1,731
*	Olaplex Holdings Inc.	1,286,925	1,686
*	Lifeway Foods Inc.	59,889	1,663
*,1	BRC Inc. Class A	1,057,891	1,650
*,1	Beyond Meat Inc.	816,040	1,542
*	Hain Celestial Group Inc.	967,935	1,529
*	Medifast Inc.	111,293	1,521
*	Seneca Foods Corp. Class B	13,268	1,446
*	HF Foods Group Inc.	416,878	1,151
*	Zevia PBC Class A	414,397	1,127

		Shares	Market Value ($000)
[1]	Lifevantage Corp.	110,878	1,079
*,1	Beeline Holdings Inc.	247,274	979
*,1	FitLife Brands Inc.	41,570	827
*,1	Ispire Technology Inc.	198,534	508
*	Laird Superfood Inc.	84,678	473
*,1	Safety Shot Inc.	1,368,252	367
*	Farmer Bros Co.	203,218	347
	Natural Health Trends Corp.	76,604	342
*	Barfresh Food Group Inc.	83,372	290
	United-Guardian Inc.	36,009	281
*	Mangoceuticals Inc.	123,041	269
*	Coffee Holding Co. Inc.	58,109	266
*	AXIL Brands Inc.	33,346	210
*	Local Bounti Corp.	61,648	184
*	Willamette Valley Vineyards Inc.	49,723	181
*,1	Heritage Distilling Holding Co. Inc.	206,484	169
*	Natural Alternatives International Inc.	51,835	150
*,1	BranchOut Food Inc.	61,720	129
*	Nocera Inc.	71,682	115
*,1	Amaze Holdings Inc.	44,961	107
*	Rocky Mountain Chocolate Factory Inc.	66,950	106
*,1	Flora Growth Corp.	5,909	102
*	Mannatech Inc.	7,400	73
*	Bridgford Foods Corp.	8,202	65
*	Reborn Coffee Inc.	22,709	55
*	Synergy CHC Corp.	21,097	51
*	SRX Health Solutions Inc.	148,069	47
*	Arcadia Biosciences Inc.	9,644	33
*	Splash Beverage Group Inc.	10,934	26
*,1	Maison Solutions Inc. Class A	19,098	22
*	Sadot Group Inc.	3,067	17
*,1	Edible Garden AG Inc.	6,371	12
*,1	PMGC Holdings Inc.	1,779	9
*	SOW GOOD Inc.	3,668	3
			2,267,930
Energy (3.7%)
	Cheniere Energy Inc.	2,352,003	552,674
	TechnipFMC plc	4,402,923	173,695
	DT Midstream Inc.	1,087,160	122,914
	Ovintiv Inc.	2,751,029	111,087
*	Antero Resources Corp.	3,143,289	105,489
	Range Resources Corp.	2,549,419	95,960
	Permian Resources Corp.	7,489,182	95,862
	HF Sinclair Corp.	1,700,170	88,987
[1]	Venture Global Inc. Class A	4,913,103	69,717
	Antero Midstream Corp.	3,580,107	69,597
	Viper Energy Inc. Class A	1,806,645	69,050
*	Uranium Energy Corp.	4,749,688	63,361
	Chord Energy Corp.	611,805	60,795
*,1	Centrus Energy Corp. Class A	187,178	58,038
	Matador Resources Co.	1,253,539	56,322
	NOV Inc.	3,977,704	52,705
	Weatherford International plc	768,186	52,567
	Archrock Inc.	1,876,750	49,377
*	CNX Resources Corp.	1,513,337	48,608
	Core Natural Resources Inc.	548,929	45,825
	California Resources Corp.	777,649	41,355
	Murphy Oil Corp.	1,434,409	40,752
	Noble Corp. plc	1,339,754	37,888
*	Valaris Ltd.	708,898	34,573
	Peabody Energy Corp.	1,301,782	34,523
*	Transocean Ltd.	10,296,751	32,126
	Magnolia Oil & Gas Corp. Class A	1,297,661	30,975
	SM Energy Co.	1,228,601	30,678
*	Gulfport Energy Corp.	167,662	30,343
	Civitas Resources Inc.	890,412	28,938
	Cactus Inc. Class A	732,692	28,919
	PBF Energy Inc. Class A	879,467	26,534
*	Oceaneering International Inc.	1,068,779	26,484

		Shares	Market Value ($000)
*	Tidewater Inc.	492,768	26,279
	Kodiak Gas Services Inc.	702,311	25,964
	Northern Oil & Gas Inc.	1,039,063	25,769
	Helmerich & Payne Inc.	1,062,597	23,473
	Liberty Energy Inc. Class A	1,729,148	21,338
	Delek US Holdings Inc.	646,602	20,866
*	Seadrill Ltd.	664,827	20,084
	Kinetik Holdings Inc. Class A	469,516	20,067
	International Seaways Inc.	433,673	19,984
	Patterson-UTI Energy Inc.	3,742,150	19,384
*	Par Pacific Holdings Inc.	545,082	19,307
	Solaris Energy Infrastructure Inc. Class A	448,964	17,945
	Crescent Energy Co. Class A	1,990,975	17,760
*	Comstock Resources Inc.	848,879	16,833
	World Kinect Corp.	589,377	15,294
*	Sable Offshore Corp.	841,628	14,695
*	Talos Energy Inc.	1,382,340	13,257
*	Expro Group Holdings NV	1,097,738	13,041
*	Calumet Inc.	690,974	12,610
*	CVR Energy Inc.	324,726	11,846
	Dorian LPG Ltd.	392,896	11,708
	Select Water Solutions Inc. Class A	1,054,770	11,276
*	NextDecade Corp.	1,471,735	9,993
*	Bristow Group Inc. Class A	275,758	9,949
*	Helix Energy Solutions Group Inc.	1,447,797	9,498
[1]	Atlas Energy Solutions Inc.	814,392	9,260
*	REX American Resources Corp.	301,531	9,233
	Aris Water Solutions Inc. Class A	349,736	8,625
*	TETRA Technologies Inc.	1,460,679	8,399
*	Kosmos Energy Ltd.	5,018,760	8,331
*	Innovex International Inc.	432,511	8,019
	Vitesse Energy Inc.	294,032	6,830
*	Nabors Industries Ltd.	166,615	6,810
	Excelerate Energy Inc. Class A	263,347	6,634
	Core Laboratories Inc.	527,473	6,520
*	Green Plains Inc.	734,119	6,453
*	Ur-Energy Inc.	3,598,413	6,441
*,1	Lightbridge Corp.	280,816	5,956
*	Vital Energy Inc.	307,487	5,193
*	Clean Energy Fuels Corp.	1,974,063	5,093
*,1	Gevo Inc.	2,597,859	5,092
	VAALCO Energy Inc.	1,211,351	4,870
*	ProPetro Holding Corp.	922,510	4,834
	RPC Inc.	939,618	4,473
*	BKV Corp.	179,309	4,147
	SandRidge Energy Inc.	355,231	4,007
*	Oil States International Inc.	650,204	3,940
	Granite Ridge Resources Inc.	717,046	3,879
	Flowco Holdings Inc. Class A	233,415	3,466
	Berry Corp.	903,181	3,414
*	Forum Energy Technologies Inc.	121,690	3,250
	Natural Gas Services Group Inc.	107,369	3,005
*,1	New Fortress Energy Inc. Class A	1,311,340	2,898
	Riley Exploration Permian Inc.	99,036	2,685
*	Summit Midstream Corp.	129,294	2,656
*	Geospace Technologies Corp.	128,986	2,446
	Ranger Energy Services Inc. Class A	166,694	2,340
*	Infinity Natural Resources Inc. Class A	164,545	2,157
*	Ring Energy Inc.	1,916,074	2,089
*	Amplify Energy Corp.	396,528	2,082
[1]	HighPeak Energy Inc.	273,843	1,936
[1]	W&T Offshore Inc.	1,019,220	1,855
*	Comstock Inc.	536,625	1,835
	NACCO Industries Inc. Class A	41,513	1,750
*	DMC Global Inc.	204,765	1,730
*,1	American Resources Corp.	637,903	1,722
	Evolution Petroleum Corp.	306,591	1,478
*,1	Aemetis Inc.	585,519	1,317
	Epsilon Energy Ltd.	255,983	1,290
	Energy Services of America Corp.	120,596	1,248

		Shares	Market Value ($000)
*	SEACOR Marine Holdings Inc.	182,495	1,184
*,1	Empire Petroleum Corp.	250,589	1,133
*	PrimeEnergy Resources Corp.	6,358	1,062
	FutureFuel Corp.	270,285	1,049
*	Gulf Island Fabrication Inc.	130,721	918
*,1	ProFrac Holding Corp. Class A	239,244	885
	Smart Sand Inc.	357,710	766
*,1	Prairie Operating Co.	377,274	749
*	MIND Technology Inc.	87,744	710
*	NextNRG Inc.	305,969	560
*	OPAL Fuels Inc. Class A	247,220	544
*	Mammoth Energy Services Inc.	235,433	539
*	NCS Multistage Holdings Inc.	8,333	426
*	KLX Energy Services Holdings Inc.	149,653	287
*	Drilling Tools International Corp.	95,139	219
*,1	US Energy Corp. Class A	153,504	181
*	Stabilis Solutions Inc.	35,260	154
*	XCF Global Inc. Class A	112,058	147
*,1	Vivakor Inc.	316,090	133
*	Dawson Geophysical Co.	72,905	128
*	PEDEVCO Corp.	208,207	120
*,1	Nine Energy Service Inc.	188,732	119
	Mexco Energy Corp.	12,016	110
*	Verde Clean Fuels Inc.	35,932	110
*,1	Houston American Energy Corp.	16,303	102
*,1	EON Resources Inc.	181,029	88
*,1	New Era Energy & Digital Inc.	47,272	87
*,1	Trio Petroleum Corp.	79,094	83
*	Barnwell Industries Inc.	55,586	72
*,1	Battalion Oil Corp.	36,507	44
*	Clean Energy Technologies Inc.	68,363	19
			3,099,354
Financials (16.1%)
	Ares Management Corp. Class A	2,196,530	351,203
*	SoFi Technologies Inc.	12,817,222	338,631
	LPL Financial Holdings Inc.	856,791	285,046
*	Markel Group Inc.	135,347	258,697
*	Affirm Holdings Inc. Class A	3,016,500	220,446
	First Citizens BancShares Inc. Class A	112,362	201,034
*	Toast Inc. Class A	4,967,041	181,347
	Carlyle Group Inc.	2,786,480	174,712
	Fidelity National Financial Inc.	2,734,532	165,412
	Equitable Holdings Inc.	3,205,412	162,771
	East West Bancorp Inc.	1,476,463	157,169
	Mr. Cooper Group Inc.	684,786	144,346
	Evercore Inc. Class A	413,246	139,396
	Annaly Capital Management Inc.	6,874,347	138,931
	Tradeweb Markets Inc. Class A	1,246,170	138,300
	Reinsurance Group of America Inc.	707,155	135,866
	Unum Group	1,678,710	130,570
	RenaissanceRe Holdings Ltd.	504,112	128,009
	Stifel Financial Corp.	1,094,608	124,205
	First Horizon Corp.	5,441,939	123,042
	Houlihan Lokey Inc. Class A	582,552	119,610
	Ally Financial Inc.	2,998,760	117,551
	Jefferies Financial Group Inc.	1,765,297	115,486
	Blue Owl Capital Inc. Class A	6,629,203	112,232
[1]	AGNC Investment Corp.	11,169,780	109,352
	American Financial Group Inc.	740,669	107,930
	SOUTHSTATE BANK Corp.	1,084,467	107,221
	Webster Financial Corp.	1,781,253	105,878
	Old Republic International Corp.	2,447,581	103,949
	Kinsale Capital Group Inc.	236,981	100,779
	Primerica Inc.	346,826	96,275
	Western Alliance Bancorp	1,108,973	96,170
	Wintrust Financial Corp.	717,847	95,072
	Comerica Inc.	1,376,090	94,290
	Corebridge Financial Inc.	2,878,260	92,248
	Popular Inc.	721,417	91,627

		Shares	Market Value ($000)
	UMB Financial Corp.	764,123	90,434
	Zions Bancorp NA	1,581,600	89,487
	Cullen/Frost Bankers Inc.	689,727	87,437
	SEI Investments Co.	1,002,952	85,100
	Columbia Banking System Inc.	3,203,472	82,457
	Old National Bancorp	3,735,633	81,997
	Axis Capital Holdings Ltd.	837,858	80,267
	Commerce Bancshares Inc.	1,328,158	79,371
	Pinnacle Financial Partners Inc.	823,590	77,244
	Voya Financial Inc.	1,031,453	77,153
	TPG Inc. Class A	1,327,809	76,283
	Jackson Financial Inc. Class A	744,568	75,373
	Cadence Bank	1,996,819	74,961
	Synovus Financial Corp.	1,486,846	72,974
	Lincoln National Corp.	1,804,719	72,784
	Affiliated Managers Group Inc.	304,400	72,578
	Starwood Property Trust Inc.	3,703,140	71,730
	OneMain Holdings Inc.	1,269,799	71,693
	MGIC Investment Corp.	2,465,898	69,958
	First American Financial Corp.	1,088,947	69,954
	MarketAxess Holdings Inc.	400,177	69,731
	Hanover Insurance Group Inc.	382,723	69,514
	Ryan Specialty Holdings Inc. Class A	1,204,983	67,913
	Prosperity Bancshares Inc.	1,019,040	67,613
	Essent Group Ltd.	1,054,215	67,006
	FirstCash Holdings Inc.	417,586	66,154
	Rithm Capital Corp.	5,700,415	64,928
	RLI Corp.	984,556	64,213
	Lazard Inc.	1,206,765	63,693
*,1	Galaxy Digital Inc. Class A	1,844,858	62,375
	FNB Corp.	3,852,919	62,070
	Glacier Bancorp Inc.	1,271,279	61,873
	SLM Corp.	2,231,857	61,778
	Piper Sandler Cos.	178,023	61,772
	Morningstar Inc.	262,602	60,926
	Janus Henderson Group plc	1,336,041	59,467
	Hamilton Lane Inc. Class A	433,520	58,434
	Bank OZK	1,134,325	57,828
*,1	WEX Inc.	366,881	57,795
	Hancock Whitney Corp.	907,791	56,837
	Moelis & Co. Class A	793,437	56,588
	United Bankshares Inc.	1,511,876	56,257
*,1	Shift4 Payments Inc. Class A	720,506	55,767
	Home BancShares Inc.	1,968,146	55,699
	Valley National Bancorp	5,149,975	54,590
	Atlantic Union Bankshares Corp.	1,525,598	53,838
[1]	Rocket Cos. Inc. Class A	2,746,240	53,222
	Selective Insurance Group Inc.	651,781	52,840
	Radian Group Inc.	1,446,127	52,379
*	Axos Financial Inc.	605,624	51,266
	StepStone Group Inc. Class A	777,214	50,760
	Ameris Bancorp	687,067	50,369
*	StoneX Group Inc.	495,924	50,049
	First Financial Bankshares Inc.	1,399,016	47,077
	PJT Partners Inc. Class A	259,806	46,175
*,1	Upstart Holdings Inc.	906,523	46,051
	White Mountains Insurance Group Ltd.	27,188	45,445
	Associated Banc-Corp	1,742,768	44,807
	ServisFirst Bancshares Inc.	539,215	43,423
*	Oscar Health Inc. Class A	2,244,660	42,491
*	Texas Capital Bancshares Inc.	490,089	41,427
	Federated Hermes Inc. Class B	790,243	41,037
	CNO Financial Group Inc.	1,037,543	41,035
	United Community Banks Inc.	1,298,093	40,695
	HA Sustainable Infrastructure Capital Inc.	1,324,912	40,675
	Assured Guaranty Ltd.	476,716	40,354
	International Bancshares Corp.	577,559	39,707
*	Genworth Financial Inc. Class A	4,396,132	39,126
	PennyMac Financial Services Inc.	310,914	38,516
	Eastern Bankshares Inc.	2,088,620	37,908

		Shares	Market Value ($000)
	First Bancorp	1,707,981	37,661
	Renasant Corp.	1,017,768	37,545
	Flagstar Financial Inc.	3,203,714	37,003
*	Bancorp Inc.	494,073	37,001
	BGC Group Inc. Class A	3,906,114	36,952
	Independent Bank Corp.	530,194	36,673
	Fulton Financial Corp.	1,947,796	36,287
*	Euronet Worldwide Inc.	412,699	36,239
*,1	Lemonade Inc.	672,547	36,001
	Cathay General Bancorp	739,749	35,515
	Kemper Corp.	670,277	34,553
	Victory Capital Holdings Inc. Class A	529,386	34,283
*	Palomar Holdings Inc.	287,368	33,550
	Community Financial System Inc.	566,379	33,212
	First Hawaiian Inc.	1,335,400	33,158
	Artisan Partners Asset Management Inc. Class A	753,685	32,710
	WesBanco Inc.	1,023,637	32,685
*	Brighthouse Financial Inc.	610,449	32,403
	WSFS Financial Corp.	599,294	32,320
*	NMI Holdings Inc. Class A	828,367	31,760
*,1	Credit Acceptance Corp.	67,311	31,429
	First Interstate BancSystem Inc. Class A	980,861	31,260
	Blackstone Mortgage Trust Inc. Class A	1,686,703	31,052
*	NCR Atleos Corp.	788,127	30,981
	BankUnited Inc.	804,518	30,700
*	Enova International Inc.	266,646	30,688
	Walker & Dunlop Inc.	364,977	30,519
	Virtu Financial Inc. Class A	850,920	30,208
	Simmons First National Corp. Class A	1,549,794	29,710
*	Remitly Global Inc.	1,811,219	29,523
	BancFirst Corp.	222,516	28,137
	Bank of Hawaii Corp.	428,359	28,117
	Seacoast Banking Corp. of Florida	923,171	28,092
	Bread Financial Holdings Inc.	497,762	27,760
	Western Union Co.	3,459,814	27,644
	Towne Bank	778,825	26,924
	Provident Financial Services Inc.	1,393,663	26,870
	BOK Financial Corp.	238,880	26,621
	CVB Financial Corp.	1,387,405	26,236
	First Financial Bancorp	1,020,948	25,779
	WaFd Inc.	842,257	25,512
	Trustmark Corp.	643,601	25,487
[1]	Arbor Realty Trust Inc.	2,064,295	25,205
	FB Financial Corp.	450,784	25,127
	Park National Corp.	153,605	24,965
	Banner Corp.	370,452	24,265
	Mercury General Corp.	284,244	24,098
	First Bancorp (XNGS)	445,004	23,536
*	Dave Inc.	117,638	23,451
	NBT Bancorp Inc.	560,955	23,425
	First Merchants Corp.	617,581	23,283
	Banc of California Inc.	1,404,188	23,239
	EVERTEC Inc.	684,885	23,135
	Enterprise Financial Services Corp.	395,902	22,954
	HCI Group Inc.	115,164	22,103
	First Busey Corp.	951,506	22,027
	Stewart Information Services Corp.	299,720	21,975
*	Marqeta Inc. Class A	4,153,436	21,930
*,1	Baldwin Insurance Group Inc. Class A	766,245	21,616
	Beacon Financial Corp.	897,258	21,274
	OFG Bancorp	477,304	20,758
	DigitalBridge Group Inc.	1,772,255	20,735
*	Customers Bancorp Inc.	315,909	20,651
	Stock Yards Bancorp Inc.	293,692	20,555
	Goosehead Insurance Inc. Class A	271,334	20,193
*	SiriusPoint Ltd.	1,114,073	20,154
*	AvidXchange Holdings Inc.	2,007,745	19,977
	Horace Mann Educators Corp.	434,414	19,622
	Veritex Holdings Inc.	583,262	19,557
	Northwest Bancshares Inc.	1,564,657	19,386

		Shares	Market Value ($000)
	City Holding Co.	155,469	19,258
*	Skyward Specialty Insurance Group Inc.	404,905	19,257
	Nicolet Bankshares Inc.	142,458	19,161
	Cohen & Steers Inc.	291,545	19,128
	First Commonwealth Financial Corp.	1,118,176	19,065
*	Payoneer Global Inc.	3,131,877	18,948
*	LendingClub Corp.	1,234,609	18,754
	Nelnet Inc. Class A	149,197	18,706
	Pathward Financial Inc.	246,916	18,274
[1]	ARMOUR Residential REIT Inc.	1,213,981	18,137
	WisdomTree Inc.	1,291,270	17,949
	Lakeland Financial Corp.	273,726	17,573
[1]	Dynex Capital Inc.	1,402,229	17,233
	Federal Agricultural Mortgage Corp. Class C	97,451	16,370
*	Flywire Corp.	1,201,656	16,270
	Hilltop Holdings Inc.	471,115	15,745
	German American Bancorp Inc.	400,886	15,743
	National Bank Holdings Corp. Class A	403,770	15,602
*	Trupanion Inc.	360,071	15,584
	TriCo Bancshares	348,372	15,471
	S&T Bancorp Inc.	408,319	15,349
*	Donnelley Financial Solutions Inc.	297,109	15,280
	Stellar Bancorp Inc.	494,734	15,010
*	Coastal Financial Corp.	137,315	14,853
	Apollo Commercial Real Estate Finance Inc.	1,433,193	14,518
*	Sezzle Inc.	182,121	14,484
	Hope Bancorp Inc.	1,338,104	14,411
	Perella Weinberg Partners Class A	663,797	14,152
	Westamerica Bancorp	274,248	13,710
	PROG Holdings Inc.	422,724	13,679
	Ellington Financial Inc.	1,053,164	13,670
	Acadian Asset Management Inc.	282,949	13,627
	QCR Holdings Inc.	179,443	13,573
*	Paymentus Holdings Inc. Class A	442,350	13,536
	UWM Holdings Corp. Class A	2,218,565	13,511
	Live Oak Bancshares Inc.	383,547	13,509
	Dime Community Bancshares Inc.	442,437	13,198
*	Root Inc. Class A	145,971	13,066
	Virtus Investment Partners Inc.	68,394	12,997
*	ProAssurance Corp.	541,177	12,983
	ConnectOne Bancorp Inc.	522,509	12,963
	Ladder Capital Corp.	1,168,869	12,752
	1st Source Corp.	201,877	12,428
	Enact Holdings Inc.	319,499	12,250
*	Triumph Financial Inc.	241,581	12,089
*	EZCORP Inc. Class A	630,020	11,996
	Bank First Corp.	94,436	11,456
	Safety Insurance Group Inc.	159,564	11,280
	Chimera Investment Corp.	851,250	11,253
	PennyMac Mortgage Investment Trust	917,694	11,251
	Preferred Bank	122,639	11,085
	Two Harbors Investment Corp.	1,110,486	10,960
	Peoples Bancorp Inc.	362,648	10,876
	CNA Financial Corp.	230,384	10,704
	Employers Holdings Inc.	251,874	10,700
	OceanFirst Financial Corp.	606,509	10,656
	Origin Bancorp Inc.	305,263	10,538
*	Encore Capital Group Inc.	244,773	10,217
[1]	Orchid Island Capital Inc.	1,446,662	10,141
	MFA Financial Inc.	1,099,759	10,107
	Cannae Holdings Inc.	542,744	9,938
	Byline Bancorp Inc.	355,383	9,855
	Old Second Bancorp Inc.	569,084	9,837
	Merchants Bancorp	308,647	9,815
	Navient Corp.	719,637	9,463
	Franklin BSP Realty Trust Inc.	856,288	9,299
	Univest Financial Corp.	303,384	9,108
	Community Trust Bancorp Inc.	161,106	9,014
	AMERISAFE Inc.	197,861	8,674
	First Mid Bancshares Inc.	228,623	8,660

		Shares	Market Value ($000)
	Tompkins Financial Corp.	130,791	8,660
	Heritage Financial Corp.	356,596	8,626
	Central Pacific Financial Corp.	279,366	8,476
	Burke & Herbert Financial Services Corp.	136,809	8,440
	Southside Bancshares Inc.	293,511	8,292
	Redwood Trust Inc.	1,390,566	8,051
	Capitol Federal Financial Inc.	1,256,560	7,979
	Northeast Bank	79,045	7,917
*	Hippo Holdings Inc.	217,302	7,858
	Amerant Bancorp Inc. Class A	402,664	7,759
	Esquire Financial Holdings Inc.	75,405	7,695
	CNB Financial Corp.	316,717	7,665
*	LendingTree Inc.	117,707	7,619
	Hanmi Financial Corp.	308,445	7,615
	Universal Insurance Holdings Inc.	288,250	7,581
	Mercantile Bank Corp.	167,941	7,557
	P10 Inc. Class A	694,448	7,556
	Business First Bancshares Inc.	316,344	7,469
	Orrstown Financial Services Inc.	219,549	7,460
	BrightSpire Capital Inc. Class A	1,372,213	7,451
*	Chime Financial Inc. Class A	367,219	7,407
*	Green Dot Corp. Class A	546,299	7,337
	Metropolitan Bank Holding Corp.	96,903	7,250
	Horizon Bancorp Inc.	451,189	7,224
	F&G Annuities & Life Inc.	230,621	7,211
	TPG RE Finance Trust Inc.	840,542	7,195
	Republic Bancorp Inc. Class A	99,090	7,159
	TFS Financial Corp.	533,846	7,033
	TrustCo Bank Corp.	193,682	7,031
	Equity Bancshares Inc. Class A	171,400	6,976
	First Financial Corp.	122,957	6,940
	United Fire Group Inc.	227,921	6,933
	Heritage Commerce Corp.	688,002	6,832
*	Cantaloupe Inc.	640,922	6,775
	Camden National Corp.	174,694	6,741
	First Community Bankshares Inc.	190,050	6,614
	GCM Grosvenor Inc. Class A	543,408	6,559
	Independent Bank Corp. (Michigan)	211,568	6,553
*	Miami International Holdings Inc.	161,656	6,508
[1]	Ready Capital Corp.	1,655,437	6,407
	NB Bancorp Inc.	362,756	6,403
	Mid Penn Bancorp Inc.	220,946	6,328
	Adamas Trust Inc.	904,043	6,301
	Amalgamated Financial Corp.	230,808	6,266
*	PRA Group Inc.	404,919	6,252
	Financial Institutions Inc.	228,771	6,223
	MidWestOne Financial Group Inc.	218,584	6,184
	Farmers National Banc Corp.	428,291	6,172
*	Heritage Insurance Holdings Inc.	243,904	6,141
	Capital City Bank Group Inc.	146,467	6,121
*	World Acceptance Corp.	35,477	6,001
	Eagle Bancorp Inc.	296,381	5,993
	Alerus Financial Corp.	268,458	5,944
	SmartFinancial Inc.	166,307	5,942
	Five Star Bancorp	183,853	5,920
	HarborOne Bancorp Inc.	424,485	5,773
	HomeTrust Bancshares Inc.	140,805	5,765
	Southern Missouri Bancorp Inc.	108,508	5,703
	Washington Trust Bancorp Inc.	194,019	5,607
	Shore Bancshares Inc.	341,126	5,598
	Bar Harbor Bankshares	181,062	5,515
	Metrocity Bankshares Inc.	198,476	5,496
[1]	Hingham Institution For Savings	20,495	5,406
[1]	Invesco Mortgage Capital Inc.	709,980	5,367
	Northrim Bancorp Inc.	246,528	5,340
	Great Southern Bancorp Inc.	86,323	5,287
	South Plains Financial Inc.	136,517	5,276
	Cass Information Systems Inc.	133,589	5,254
	Guaranty Bancshares Inc.	104,940	5,116
	Oppenheimer Holdings Inc. Class A	68,689	5,077

		Shares	Market Value ($000)
*	Bowhead Specialty Holdings Inc.	185,644	5,020
	KKR Real Estate Finance Trust Inc.	557,044	5,013
	First Business Financial Services Inc.	95,970	4,919
	Peapack-Gladstone Financial Corp.	177,528	4,900
*	Third Coast Bancshares Inc.	128,135	4,865
*	Firstsun Capital Bancorp	125,201	4,857
*	First Foundation Inc.	868,890	4,840
	Tiptree Inc. Class A	248,419	4,762
*	Columbia Financial Inc.	315,688	4,738
*	Hagerty Inc. Class A	390,400	4,700
	Flushing Financial Corp.	339,892	4,694
	Arrow Financial Corp.	165,529	4,684
	ACNB Corp.	105,166	4,631
	Peoples Financial Services Corp.	94,260	4,582
*,1	Bakkt Holdings Inc. Class A	135,383	4,556
	ChoiceOne Financial Services Inc.	156,387	4,529
*	International Money Express Inc.	319,860	4,468
*	Claros Mortgage Trust Inc.	1,334,615	4,431
	Civista Bancshares Inc.	216,771	4,403
*	Carter Bankshares Inc.	226,781	4,402
	Kearny Financial Corp.	664,979	4,369
*	NerdWallet Inc. Class A	404,493	4,352
*	Ambac Financial Group Inc.	519,775	4,335
	Northfield Bancorp Inc.	364,513	4,301
	Investors Title Co.	15,843	4,243
	Home Bancorp Inc.	76,595	4,161
	Bank of Marin Bancorp	170,827	4,148
	Sierra Bancorp	141,197	4,082
*,1	Better Home & Finance Holding Co. Class A	72,583	4,075
*	California Bancorp	243,558	4,063
*	Slide Insurance Holdings Inc.	257,288	4,061
*	Bridgewater Bancshares Inc.	230,136	4,050
*,1	GBank Financial Holdings Inc.	102,656	4,031
*	TWFG Inc. Class A	145,171	3,983
	Community West Bancshares	188,274	3,924
	Regional Management Corp.	99,681	3,884
*	Southern First Bancshares Inc.	87,659	3,867
*	Repay Holdings Corp. Class A	737,589	3,858
	Donegal Group Inc. Class A	194,419	3,770
	Farmers & Merchants Bancorp Inc.	147,729	3,695
	Diamond Hill Investment Group Inc.	26,328	3,686
*	MBIA Inc.	494,295	3,682
*	Greenlight Capital Re Ltd. Class A	288,975	3,670
	Midland States Bancorp Inc.	213,729	3,663
	Capital Bancorp Inc.	113,853	3,632
*	Atlanticus Holdings Corp.	61,713	3,615
	Citizens & Northern Corp.	181,494	3,595
	West Bancorp Inc.	176,716	3,591
	OppFi Inc.	308,951	3,500
	Bankwell Financial Group Inc.	79,004	3,496
*	Ponce Financial Group Inc.	235,603	3,463
*	Kingsway Financial Services Inc.	234,212	3,424
	Red River Bancshares Inc.	52,794	3,422
	Colony Bankcorp Inc.	200,752	3,415
	First Bank	207,100	3,374
	Unity Bancorp Inc.	68,726	3,359
	BayCom Corp.	114,147	3,282
	NewtekOne Inc.	286,271	3,278
*	Selectquote Inc.	1,625,329	3,186
	MVB Financial Corp.	126,085	3,160
	HBT Financial Inc.	123,066	3,101
	American Coastal Insurance Corp.	265,728	3,027
*,1	Avidia Bancorp Inc.	199,674	2,983
	Ares Commercial Real Estate Corp.	661,138	2,982
*,1	loanDepot Inc. Class A	969,752	2,977
	Timberland Bancorp Inc.	86,853	2,890
	RBB Bancorp	153,419	2,878
	Northeast Community Bancorp Inc.	138,659	2,852
	Citizens Financial Services Inc.	47,320	2,852
	James River Group Holdings Ltd.	511,948	2,841

		Shares	Market Value ($000)
	First Bancorp Inc.	106,953	2,809
*	Oportun Financial Corp.	442,737	2,732
	Plumas Bancorp	63,181	2,726
	Chicago Atlantic Real Estate Finance Inc.	208,709	2,669
[1]	Isabella Bank Corp.	75,453	2,660
	Waterstone Financial Inc.	170,078	2,653
*	Onity Group Inc.	66,004	2,637
	John Marshall Bancorp Inc.	130,487	2,586
	FS Bancorp Inc.	64,655	2,581
	Orange County Bancorp Inc.	102,306	2,579
*	Mechanics Bancorp Class A	193,390	2,574
*	FB Bancorp Inc.	212,290	2,552
	PCB Bancorp	121,358	2,548
*,1	Citizens Inc. Class A	484,172	2,542
*,1	DeFi Development Corp.	162,442	2,487
*	Open Lending Corp.	1,171,801	2,472
	Middlefield Banc Corp.	82,003	2,461
	First United Corp.	66,300	2,438
	Parke Bancorp Inc.	112,698	2,429
	Western New England Bancorp Inc.	201,433	2,419
	Norwood Financial Corp.	94,498	2,402
	AG Mortgage Investment Trust Inc.	327,736	2,373
*	Provident Bancorp Inc.	188,561	2,363
	First Community Corp.	80,559	2,273
	Fidelity D&D Bancorp Inc.	51,796	2,270
	LCNB Corp.	148,625	2,228
*	Abacus Global Management Inc.	388,077	2,224
*	Paysign Inc.	352,558	2,218
*	Blue Ridge Bankshares Inc.	523,096	2,213
	Primis Financial Corp.	207,784	2,184
[1]	Federal Agricultural Mortgage Corp. Class A	17,535	2,174
	C&F Financial Corp.	32,070	2,155
	Oak Valley Bancorp	76,471	2,154
	Bank7 Corp.	45,904	2,124
	Guild Holdings Co. Class A	105,749	2,109
	Virginia National Bankshares Corp.	54,169	2,102
	Eagle Financial Services Inc.	55,297	2,092
	Hawthorn Bancshares Inc.	67,039	2,081
	FVCBankcorp Inc.	159,183	2,065
	USCB Financial Holdings Inc.	117,676	2,053
	First National Corp.	90,349	2,049
	Franklin Financial Services Corp.	44,161	2,031
	Investar Holding Corp.	87,467	2,030
*	Priority Technology Holdings Inc.	293,946	2,019
*	First Western Financial Inc.	85,684	1,973
	LINKBANCORP Inc.	275,974	1,968
	Ames National Corp.	96,727	1,956
*	Avidbank Holdings Inc.	76,576	1,953
	National Bankshares Inc.	65,783	1,937
	First Internet Bancorp	85,696	1,922
[1]	Northpointe Bancshares Inc.	112,061	1,914
	Chemung Financial Corp.	36,301	1,907
*	Finwise Bancorp	97,682	1,894
	Medallion Financial Corp.	185,050	1,869
[1]	Kestrel Group Ltd.	68,098	1,860
	First Savings Financial Group Inc.	58,024	1,824
[1]	Jefferson Capital Inc.	104,885	1,810
*,1	CoastalSouth Bancshares Inc.	82,788	1,806
	Kingstone Cos. Inc.	121,538	1,787
	OP Bancorp	127,972	1,781
*	Blue Foundry Bancorp	193,180	1,756
*,1	AlTi Global Inc.	491,851	1,751
*,1	Innventure Inc.	301,540	1,746
*	Velocity Financial Inc.	96,177	1,745
	Silvercrest Asset Management Group Inc. Class A	109,549	1,725
	Princeton Bancorp Inc.	52,015	1,656
*	American Integrity Insurance Group Inc.	73,720	1,645
	First Capital Inc.	35,179	1,611
	Greene County Bancorp Inc.	71,155	1,608
	Citizens Community Bancorp Inc.	99,971	1,607

		Shares	Market Value ($000)
	CB Financial Services Inc.	48,032	1,595
	Meridian Corp.	98,779	1,560
	BankFinancial Corp.	127,158	1,530
	Granite Point Mortgage Trust Inc.	508,535	1,526
*	Forge Global Holdings Inc.	90,190	1,524
	Richmond Mutual Bancorp Inc.	106,576	1,514
*	BV Financial Inc.	92,345	1,489
	Peoples Bancorp of North Carolina Inc.	48,194	1,478
	Crawford & Co. Class A	137,305	1,469
	Ohio Valley Banc Corp.	39,738	1,469
	Seven Hills Realty Trust	140,310	1,447
*	Ategrity Specialty Holdings LLC	73,088	1,445
*,1	ECB Bancorp Inc.	90,468	1,436
	SR Bancorp Inc.	95,024	1,434
*	eHealth Inc.	330,702	1,425
	Angel Oak Mortgage REIT Inc.	150,761	1,413
*	Sui Group Holdings Ltd.	362,405	1,399
	Rithm Property Trust Inc.	546,279	1,377
	United Security Bancshares	146,263	1,365
	Crawford & Co. Class B	139,260	1,362
	BCB Bancorp Inc.	156,455	1,358
*	Acacia Research Corp.	415,426	1,350
	MainStreet Bancshares Inc.	63,357	1,320
	SB Financial Group Inc.	68,071	1,313
	Eagle Bancorp Montana Inc.	75,984	1,312
	Sunrise Realty Trust Inc.	125,774	1,307
	Nexpoint Real Estate Finance Inc.	91,241	1,294
*	Pioneer Bancorp Inc.	98,204	1,283
	Finward Bancorp	39,345	1,263
*	Security National Financial Corp. Class A	143,900	1,248
*	ACRES Commercial Realty Corp.	58,975	1,248
*	Finance of America Cos. Inc. Class A	54,513	1,223
*,1	Triller Group Inc.	1,454,109	1,207
	Magyar Bancorp Inc.	67,322	1,149
	Landmark Bancorp Inc.	42,846	1,144
	Riverview Bancorp Inc.	203,899	1,095
*,1	B. Riley Financial Inc.	179,619	1,073
*	NI Holdings Inc.	78,919	1,070
*	Chain Bridge Bancorp Inc. Class A	32,564	1,066
	Sound Financial Bancorp Inc.	22,917	1,056
*,1	XBP Global Holdings Inc.	1,278,583	1,032
	Westwood Holdings Group Inc.	62,466	1,030
	CF Bankshares Inc.	43,013	1,030
	Hanover Bancorp Inc.	45,136	1,013
	Affinity Bancshares Inc.	51,231	1,010
	Provident Financial Holdings Inc.	63,579	1,001
[1]	Union Bankshares Inc.	39,335	974
*,1	Health In Tech Inc. Class A	281,370	903
	Lument Finance Trust Inc.	424,436	857
	Cherry Hill Mortgage Investment Corp.	354,048	846
*	Fifth District Bancorp Inc.	59,405	823
*,1	Patriot National Bancorp Inc.	624,878	812
*	Figure Technology Solutions Inc. Class A	21,874	796
	First Northwest Bancorp	99,530	783
*	Consumer Portfolio Services Inc.	98,870	746
	Advanced Flower Capital Inc.	189,577	726
	Bank of the James Financial Group Inc.	44,989	702
	Summit State Bank	57,863	689
	United Bancorp Inc.	49,002	685
	First US Bancshares Inc.	54,589	675
	IF Bancorp Inc.	26,066	673
*,1	Fold Holdings Inc.	162,527	627
*	PB Bankshares Inc.	31,686	610
	Auburn National Bancorp Inc.	21,827	592
	Sachem Capital Corp.	531,581	590
*,1	Siebert Financial Corp.	201,987	590
*	Catalyst Bancorp Inc.	43,649	574
[1]	Dominari Holdings Inc.	76,907	545
*	Central Plains Bancshares Inc.	33,011	540
*	Rhinebeck Bancorp Inc.	46,925	533

		Shares	Market Value ($000)
*	Katapult Holdings Inc.	43,395	519
*	OptimumBank Holdings Inc.	125,070	513
	First Guaranty Bancshares Inc.	62,067	498
*	First Seacoast Bancorp	43,010	495
*	Heritage Global Inc.	297,380	494
*	Great Elm Group Inc.	199,947	490
	AmeriServ Financial Inc.	161,001	467
*	NSTS Bancorp Inc.	39,568	463
*,1	Strive Inc. Class A	171,466	429
*,1	Winchester Bancorp Inc.	44,674	428
	US Global Investors Inc. Class A	155,399	427
	Hennessy Advisors Inc.	40,116	422
	Manhattan Bridge Capital Inc.	76,255	421
	Bayfirst Financial Corp.	38,610	404
*	CFSB Bancorp Inc.	27,680	391
*	Broadway Financial Corp.	54,071	390
	SWK Holdings Corp.	26,568	387
	Pathfinder Bancorp Inc.	24,762	382
*,2	Neptune Insurance Holdings Inc. Class A	18,960	379
*	Vroom Inc.	13,464	364
	MarketWise Inc.	20,903	346
*	Old Market Capital Corp.	62,092	317
	Lake Shore Bancorp Inc.	24,193	314
*	Bogota Financial Corp.	33,582	310
	Value Line Inc.	7,365	288
	Texas Community Bancshares Inc.	17,619	283
*,1	Gemini Space Station Inc. Class A	10,923	262
	Donegal Group Inc. Class B	14,427	240
*	GoHealth Inc. Class A	48,930	236
*	Usio Inc.	161,053	229
	Marathon Bancorp Inc.	21,198	222
	Home Federal Bancorp Inc. of Louisiana	15,747	215
	Atlantic American Corp.	60,825	175
*,1	AtlasClear Holdings Inc.	283,447	145
*	Kentucky First Federal Bancorp	36,458	139
*,1	Aether Holdings Inc.	22,275	134
*	Carver Bancorp Inc.	48,973	117
*	Income Opportunity Realty Investors Inc.	6,107	114
*	Oxbridge Re Holdings Ltd.	58,483	105
	Cohen & Co. Inc.	8,106	91
*	FlexShopper Inc.	133,661	86
*	Glen Burnie Bancorp	17,952	83
*	Marygold Cos. Inc.	78,051	83
*,2	First Financial Northwest Inc.	126,611	71
*,1	SHF Holdings Inc.	7,593	54
*,1	Binah Capital Group Inc.	28,756	49
*,1	Netcapital Inc.	20,590	49
*,1	FG Nexus Inc.	8,339	46
*	Presurance Holdings Inc.	17,188	21
*	OLB Group Inc.	7,750	9
*,1	Beneficient Class A	8,263	8
*	Ryvyl Inc.	24,315	7
*,1	Reliance Global Group Inc.	2,546	2
*,1	CaliberCos Inc. Class A	185	1
*,2	Sterling Bancorp Inc.	269,676	—
			13,477,308
Health Care (12.2%)
*	Alnylam Pharmaceuticals Inc.	1,403,301	639,905
*	Veeva Systems Inc. Class A	1,609,533	479,496
*	Insmed Inc.	2,261,741	325,713
*	Natera Inc.	1,470,060	236,636
*	United Therapeutics Corp.	484,022	202,907
*	Tenet Healthcare Corp.	945,763	192,028
*	Illumina Inc.	1,645,032	156,229
*	Neurocrine Biosciences Inc.	1,061,294	148,984
	Royalty Pharma plc Class A	4,072,553	143,680
	Encompass Health Corp.	1,078,743	137,022
*,1	Hims & Hers Health Inc.	2,213,766	125,565
*	Medpace Holdings Inc.	237,514	122,120

		Shares	Market Value ($000)
*	Exelixis Inc.	2,879,227	118,912
*	Ionis Pharmaceuticals Inc.	1,706,253	111,623
*	BioMarin Pharmaceutical Inc.	2,056,702	111,391
*	Exact Sciences Corp.	2,025,966	110,841
*	Elanco Animal Health Inc.	5,316,580	107,076
*	Doximity Inc. Class A	1,459,336	106,750
	Ensign Group Inc.	613,005	105,909
*	Penumbra Inc.	417,461	105,751
*	Bridgebio Pharma Inc.	1,801,187	93,554
*	Halozyme Therapeutics Inc.	1,250,749	91,730
*	Avantor Inc.	7,291,657	91,000
*	Madrigal Pharmaceuticals Inc.	195,627	89,726
*	Revolution Medicines Inc.	1,881,718	87,876
*	HealthEquity Inc.	925,686	87,727
*,1	Tempus AI Inc.	1,064,475	85,914
*	Jazz Pharmaceuticals plc	649,369	85,587
*	Corcept Therapeutics Inc.	1,003,791	83,425
*	Guardant Health Inc.	1,334,108	83,355
*	Repligen Corp.	565,288	75,562
*	Masimo Corp.	494,047	72,897
*	Cytokinetics Inc.	1,282,104	70,464
	Chemed Corp.	155,873	69,791
*	Roivant Sciences Ltd.	4,603,129	69,645
*	Globus Medical Inc. Class A	1,205,246	69,024
*	Rhythm Pharmaceuticals Inc.	647,331	65,374
*,1	CRISPR Therapeutics AG	977,826	63,373
*	Avidity Biosciences Inc.	1,445,759	62,992
*	iRhythm Technologies Inc.	343,687	59,111
	Teleflex Inc.	471,920	57,744
*	RadNet Inc.	739,447	56,353
*	Bio-Rad Laboratories Inc. Class A	195,031	54,685
*	Axsome Therapeutics Inc.	449,900	54,640
*	Alkermes plc	1,764,513	52,935
*	Merit Medical Systems Inc.	634,161	52,781
*	TG Therapeutics Inc.	1,452,195	52,461
*	PTC Therapeutics Inc.	849,798	52,152
*	Arrowhead Pharmaceuticals Inc.	1,480,437	51,060
*	Glaukos Corp.	613,950	50,068
*	Krystal Biotech Inc.	275,659	48,662
*	Option Care Health Inc.	1,732,975	48,107
*	Waystar Holding Corp.	1,231,086	46,683
*	Vaxcyte Inc.	1,252,099	45,101
*	Nuvalent Inc. Class A	500,996	43,326
*	Crinetics Pharmaceuticals Inc.	1,013,827	42,226
*	Protagonist Therapeutics Inc.	626,060	41,589
*	TransMedics Group Inc.	364,766	40,927
*	Integer Holdings Corp.	373,764	38,621
	Bruker Corp.	1,186,160	38,538
*,1	uniQure NV	649,718	37,924
*	Akero Therapeutics Inc.	788,841	37,454
*	ADMA Biologics Inc.	2,553,239	37,430
*	Lantheus Holdings Inc.	727,578	37,317
*	Ligand Pharmaceuticals Inc.	210,095	37,216
*	Arcellx Inc.	443,792	36,435
*	Envista Holdings Corp.	1,774,486	36,146
*,1	Metsera Inc.	686,361	35,917
*	Soleno Therapeutics Inc.	518,865	35,075
*	Mirum Pharmaceuticals Inc.	464,648	34,063
*	Prestige Consumer Healthcare Inc.	527,291	32,903
*	Kymera Therapeutics Inc.	581,282	32,901
	Perrigo Co. plc	1,471,777	32,776
*,1	Summit Therapeutics Inc.	1,585,024	32,747
*	Indivior plc	1,336,882	32,232
*	Scholar Rock Holding Corp.	861,219	32,072
*,1	Viking Therapeutics Inc.	1,205,624	31,684
*	ICU Medical Inc.	264,048	31,675
*	Ultragenyx Pharmaceutical Inc.	1,029,323	30,962
*	BrightSpring Health Services Inc.	1,040,286	30,751
*	Privia Health Group Inc.	1,229,221	30,608
*	LivaNova plc	583,763	30,578

		Shares	Market Value ($000)
	Organon & Co.	2,785,069	29,745
*	Sotera Health Co.	1,881,857	29,602
*	Veracyte Inc.	842,188	28,912
*	Supernus Pharmaceuticals Inc.	601,308	28,737
*	ACADIA Pharmaceuticals Inc.	1,334,771	28,484
*	CG oncology Inc.	695,563	28,017
	DENTSPLY SIRONA Inc.	2,134,675	27,089
*	Alignment Healthcare Inc.	1,545,917	26,976
	Concentra Group Holdings Parent Inc.	1,269,012	26,560
*	Amicus Therapeutics Inc.	3,306,234	26,053
*	CorVel Corp.	332,919	25,775
*	Beam Therapeutics Inc.	1,059,433	25,712
*	Ideaya Biosciences Inc.	944,270	25,694
*	Haemonetics Corp.	515,118	25,107
*	Agios Pharmaceuticals Inc.	623,382	25,023
*	Apellis Pharmaceuticals Inc.	1,096,874	24,822
*	Tarsus Pharmaceuticals Inc.	413,276	24,561
*	GeneDx Holdings Corp. Class A	227,452	24,506
*	Acadia Healthcare Co. Inc.	986,480	24,425
	Premier Inc. Class A	875,328	24,334
*	Catalyst Pharmaceuticals Inc.	1,228,976	24,211
*	Addus HomeCare Corp.	193,638	22,847
*	Travere Therapeutics Inc.	955,846	22,845
*,1	Recursion Pharmaceuticals Inc. Class A	4,583,726	22,369
*	Arcutis Biotherapeutics Inc.	1,159,740	21,861
*	Cogent Biosciences Inc.	1,509,683	21,679
*	Denali Therapeutics Inc.	1,492,944	21,678
*	Mineralys Therapeutics Inc.	571,141	21,658
*	QuidelOrtho Corp.	727,303	21,419
*	Inspire Medical Systems Inc.	288,071	21,375
*	Brookdale Senior Living Inc.	2,523,054	21,370
*	PROCEPT BioRobotics Corp.	596,672	21,295
*	Disc Medicine Inc.	306,435	20,249
*	Sarepta Therapeutics Inc.	1,047,008	20,176
*	Intellia Therapeutics Inc.	1,162,798	20,082
	LeMaitre Vascular Inc.	221,451	19,379
*	Artivion Inc.	449,244	19,021
*	AtriCure Inc.	532,192	18,760
*	Progyny Inc.	867,343	18,665
*	Adaptive Biotechnologies Corp.	1,243,316	18,600
*	89bio Inc.	1,261,486	18,544
*	Enovis Corp.	611,116	18,541
*,1	Cidara Therapeutics Inc.	193,248	18,505
*	Celldex Therapeutics Inc.	712,926	18,443
*	Amneal Pharmaceuticals Inc.	1,824,510	18,263
*	Vera Therapeutics Inc. Class A	622,138	18,079
*	Twist Bioscience Corp.	641,923	18,064
*	Alphatec Holdings Inc.	1,222,285	17,772
*	Celcuity Inc.	355,171	17,545
*	MannKind Corp.	3,250,603	17,456
*	Surgery Partners Inc.	802,588	17,368
*,1	GRAIL Inc.	293,215	17,338
*	Apogee Therapeutics Inc.	429,959	17,082
*	BioCryst Pharmaceuticals Inc.	2,243,267	17,026
*	Harrow Inc.	352,692	16,993
*	Vericel Corp.	538,500	16,947
*	Dyne Therapeutics Inc.	1,329,080	16,813
*	ANI Pharmaceuticals Inc.	183,494	16,808
*	Viridian Therapeutics Inc.	777,550	16,780
*	Liquidia Corp.	730,571	16,613
*	Ocular Therapeutix Inc.	1,416,543	16,559
*	UFP Technologies Inc.	81,882	16,344
	National HealthCare Corp.	131,386	15,965
*	Certara Inc.	1,305,448	15,953
*	Avadel Pharmaceuticals plc ADR	1,028,939	15,712
	CONMED Corp.	331,009	15,567
	Select Medical Holdings Corp.	1,182,019	15,177
*	Pediatrix Medical Group Inc.	904,100	15,144
*,1	Novavax Inc.	1,732,053	15,017
*	Omnicell Inc.	490,805	14,945

		Shares	Market Value ($000)
*	Teladoc Health Inc.	1,892,640	14,630
*	10X Genomics Inc. Class A	1,244,467	14,548
*	Biohaven Ltd.	948,090	14,231
*	STAAR Surgical Co.	527,570	14,176
*	Phreesia Inc.	602,055	14,160
*	Ardelyx Inc.	2,564,500	14,130
*	Novocure Ltd.	1,089,767	14,080
*	Xeris Biopharma Holdings Inc.	1,729,743	14,080
*	Syndax Pharmaceuticals Inc.	912,911	14,045
	US Physical Therapy Inc.	162,876	13,836
*	Neogen Corp.	2,356,684	13,457
*	Astrana Health Inc.	462,597	13,115
*	Clover Health Investments Corp. Class A	4,228,103	12,938
*	Janux Therapeutics Inc.	517,783	12,655
*	Edgewise Therapeutics Inc.	777,341	12,608
*	Azenta Inc.	436,611	12,539
*	Pacira BioSciences Inc.	482,942	12,445
*	Stoke Therapeutics Inc.	528,718	12,425
*	Schrodinger Inc.	600,562	12,047
*	Innoviva Inc.	652,987	11,917
*	Harmony Biosciences Holdings Inc.	429,786	11,845
*	Collegium Pharmaceutical Inc.	338,402	11,841
*	Amylyx Pharmaceuticals Inc.	868,046	11,797
*	Nektar Therapeutics	204,206	11,619
*	Immunovant Inc.	718,794	11,587
*	Praxis Precision Medicines Inc.	213,521	11,317
*	Dianthus Therapeutics Inc.	285,697	11,242
*	Evolent Health Inc. Class A	1,293,263	10,941
*	BioLife Solutions Inc.	417,460	10,649
*	Dynavax Technologies Corp.	1,068,175	10,607
*	Immunome Inc.	902,885	10,573
*	NeoGenomics Inc.	1,366,852	10,552
*	AdaptHealth Corp. Class A	1,175,434	10,520
*	Arcus Biosciences Inc.	767,125	10,433
*	LifeStance Health Group Inc.	1,868,054	10,274
*	Amphastar Pharmaceuticals Inc.	383,134	10,211
*	LENZ Therapeutics Inc.	216,141	10,068
*	Integra LifeSciences Holdings Corp.	700,433	10,037
*,1	Mind Medicine MindMed Inc.	846,521	9,980
*	EyePoint Pharmaceuticals Inc.	698,739	9,950
*	ORIC Pharmaceuticals Inc.	825,578	9,907
*	Enliven Therapeutics Inc.	480,650	9,839
*	Trevi Therapeutics Inc.	1,063,175	9,728
*	WaVe Life Sciences Ltd.	1,328,067	9,721
*,1	Nuvation Bio Inc.	2,583,805	9,560
*	Xencor Inc.	803,377	9,424
*	Pennant Group Inc.	370,235	9,337
*	Spyre Therapeutics Inc.	550,088	9,219
	Phibro Animal Health Corp. Class A	227,329	9,198
*	Tourmaline Bio Inc.	190,598	9,116
*	Tandem Diabetes Care Inc.	745,521	9,051
*	Axogen Inc.	507,124	9,047
*	Rapport Therapeutics Inc.	296,214	8,798
*	CorMedix Inc.	755,050	8,781
	Embecta Corp.	616,974	8,706
*,1	Anavex Life Sciences Corp.	955,807	8,507
*	MiMedx Group Inc.	1,217,052	8,495
*,1	Beta Bionics Inc.	424,191	8,429
*	AMN Healthcare Services Inc.	430,551	8,335
*	CareDx Inc.	566,455	8,236
*,1	Akebia Therapeutics Inc.	2,958,738	8,077
*	Fortrea Holdings Inc.	956,333	8,052
*	Kura Oncology Inc.	901,902	7,982
*	Hinge Health Inc. Class A	160,940	7,899
*,1	Rezolute Inc.	838,778	7,885
*	Taysha Gene Therapies Inc.	2,376,491	7,771
*	Geron Corp.	5,657,076	7,750
*,1	ImmunityBio Inc.	3,150,464	7,750
*	Myriad Genetics Inc.	1,028,061	7,433
*	Nurix Therapeutics Inc.	800,768	7,399

		Shares	Market Value ($000)
*	Castle Biosciences Inc.	323,365	7,363
*,1	Tango Therapeutics Inc.	875,079	7,351
*	OPKO Health Inc.	4,643,787	7,198
*	Arbutus Biopharma Corp.	1,581,776	7,181
*,1	Iovance Biotherapeutics Inc.	3,269,555	7,095
*,1	ARS Pharmaceuticals Inc.	703,070	7,066
	HealthStream Inc.	246,570	6,963
*	Relay Therapeutics Inc.	1,322,929	6,906
*,1	Upstream Bio Inc.	365,752	6,880
*	ClearPoint Neuro Inc.	311,051	6,778
*	Aveanna Healthcare Holdings Inc.	758,179	6,725
*,1	Ginkgo Bioworks Holdings Inc. Class A	461,228	6,725
*	PACS Group Inc.	481,781	6,615
*	Arvinas Inc.	767,054	6,535
*	Orthofix Medical Inc.	444,452	6,507
*,1	AnaptysBio Inc.	211,616	6,480
*	Performant Healthcare Inc.	832,520	6,435
	iRadimed Corp.	89,823	6,392
*	SI-BONE Inc.	432,573	6,367
*,1	Oruka Therapeutics Inc.	325,733	6,264
*	Keros Therapeutics Inc.	389,476	6,162
*	Vir Biotechnology Inc.	1,073,162	6,128
*	HeartFlow Inc.	181,634	6,114
*,1	ArriVent Biopharma Inc.	327,437	6,041
*,1	Sana Biotechnology Inc.	1,694,662	6,016
*	Avanos Medical Inc.	519,718	6,008
*	Zimvie Inc.	317,031	6,005
*,1	Phathom Pharmaceuticals Inc.	509,471	5,996
*	Theravance Biopharma Inc.	407,802	5,954
*	Kodiak Sciences Inc.	358,940	5,876
*	Varex Imaging Corp.	463,880	5,752
*	Aquestive Therapeutics Inc.	1,016,136	5,680
*	Niagen Bioscience Inc.	605,886	5,653
*	Rigel Pharmaceuticals Inc.	198,454	5,622
*	Gossamer Bio Inc.	2,133,598	5,611
*	Esperion Therapeutics Inc.	2,106,597	5,582
*	Compass Therapeutics Inc.	1,588,314	5,559
*	Day One Biopharmaceuticals Inc.	788,102	5,556
*	Zevra Therapeutics Inc.	579,701	5,513
*	Verastem Inc.	618,635	5,463
*	Bicara Therapeutics Inc.	341,606	5,394
*,1	Maze Therapeutics Inc.	208,003	5,394
*	CryoPort Inc.	564,559	5,352
*	Eton Pharmaceuticals Inc.	246,076	5,347
*,1	Zenas Biopharma Inc.	240,629	5,342
*,1	Ocugen Inc.	3,276,881	5,341
*	Emergent BioSolutions Inc.	604,751	5,334
*	Erasca Inc.	2,425,085	5,287
*,1	Corvus Pharmaceuticals Inc.	713,048	5,255
*	KalVista Pharmaceuticals Inc.	429,508	5,231
*	Terns Pharmaceuticals Inc.	691,693	5,195
*	Arcturus Therapeutics Holdings Inc.	278,362	5,130
*,1	Precigen Inc.	1,558,217	5,127
*	AngioDynamics Inc.	458,672	5,123
*	REGENXBIO Inc.	528,794	5,103
*	Fulgent Genetics Inc.	225,019	5,085
*,1	BridgeBio Oncology Therapeutics Inc. Class A	427,767	4,954
*	Cross Country Healthcare Inc.	341,967	4,856
*	Surmodics Inc.	162,214	4,849
*	Savara Inc.	1,324,880	4,730
*	MBX Biosciences Inc.	268,090	4,692
*,1	Palvella Therapeutics Inc.	74,612	4,677
*,1	Septerna Inc.	246,961	4,645
*	Enhabit Inc.	578,783	4,636
*,1	Sionna Therapeutics Inc.	152,508	4,485
*	Standard BioTools Inc.	3,447,004	4,481
*	Claritev Corp.	84,388	4,479
*	Prothena Corp. plc	457,138	4,462
*,1	CytomX Therapeutics Inc.	1,393,467	4,445
*	Community Health Systems Inc.	1,366,556	4,387

		Shares	Market Value ($000)
*,1	Lineage Cell Therapeutics Inc.	2,580,783	4,362
*,1	Absci Corp.	1,425,583	4,334
*	Talkspace Inc.	1,564,670	4,319
*	Evolus Inc.	702,406	4,313
*	Kindly MD Inc.	4,028,298	4,310
*	Olema Pharmaceuticals Inc.	438,078	4,289
*,1	Semler Scientific Inc.	139,726	4,192
*	GoodRx Holdings Inc. Class A	990,343	4,189
	SIGA Technologies Inc.	455,555	4,168
*	Butterfly Network Inc. Class A	2,143,391	4,137
	Mesa Laboratories Inc.	61,191	4,100
*	XOMA Royalty Corp.	106,362	4,099
*	Cytek Biosciences Inc.	1,150,577	3,993
*,1	Pacific Biosciences of California Inc.	3,110,479	3,981
*	Owens & Minor Inc.	824,626	3,958
*,1	Nutex Health Inc.	38,185	3,945
*	Maravai LifeSciences Holdings Inc. Class A	1,373,968	3,943
*,1	Prime Medicine Inc.	698,976	3,872
*	Aura Biosciences Inc.	619,499	3,829
*	Annexon Inc.	1,251,332	3,817
*	Personalis Inc.	574,058	3,743
*	Senseonics Holdings Inc.	8,567,753	3,734
*	OptimizeRx Corp.	180,795	3,706
*,1	Ethzilla Corp.	1,523,011	3,670
*	Astria Therapeutics Inc.	499,775	3,638
*	RxSight Inc.	401,315	3,608
*	Monte Rosa Therapeutics Inc.	483,047	3,579
*	Inhibrx Biosciences Inc.	105,798	3,563
*	OrthoPediatrics Corp.	191,402	3,547
*,1	ALT5 Sigma Corp.	1,317,788	3,545
*	agilon health Inc.	3,440,269	3,543
*,1	Altimmune Inc.	927,653	3,497
*,1	Immuneering Corp. Class A	497,278	3,481
*	Fulcrum Therapeutics Inc.	376,554	3,464
*	Benitec Biopharma Inc.	246,200	3,454
*	Tactile Systems Technology Inc.	248,393	3,438
*	Treace Medical Concepts Inc.	508,253	3,410
*,1	Monopar Therapeutics Inc.	41,654	3,402
*	Ardent Health Inc.	256,363	3,397
*	Organogenesis Holdings Inc. Class A	803,531	3,391
*	Cerus Corp.	2,098,276	3,336
*,1	Tyra Biosciences Inc.	237,733	3,326
*,1	Capricor Therapeutics Inc.	455,598	3,285
*,1	Pulse Biosciences Inc.	184,921	3,273
*,1	Kestra Medical Technologies Ltd.	136,164	3,235
*	Rocket Pharmaceuticals Inc.	980,112	3,195
*	Vanda Pharmaceuticals Inc.	640,111	3,194
*	Bioventus Inc. Class A	476,146	3,185
*	Korro Bio Inc.	65,983	3,160
*	Editas Medicine Inc.	907,998	3,151
*	4D Molecular Therapeutics Inc.	360,396	3,132
*	Replimune Group Inc.	747,281	3,131
*	Assembly Biosciences Inc.	121,282	3,105
*	Lifecore Biomedical Inc.	421,071	3,099
*,1	Tvardi Therapeutics Inc.	79,082	3,082
*	Solid Biosciences Inc.	498,439	3,075
*	Cullinan Therapeutics Inc.	506,098	3,001
*	LifeMD Inc.	440,739	2,993
*	Abeona Therapeutics Inc.	565,239	2,984
*	Delcath Systems Inc.	271,511	2,919
*,1	SANUWAVE Health Inc.	75,395	2,826
*,1	Omeros Corp.	686,859	2,816
*	Lexeo Therapeutics Inc.	420,365	2,791
*	Alumis Inc.	693,056	2,765
*	Sonida Senior Living Inc.	98,446	2,729
*	Outset Medical Inc.	191,232	2,700
*	Simulations Plus Inc.	178,804	2,695
*,1	Lexicon Pharmaceuticals Inc.	1,993,992	2,692
*	RAPT Therapeutics Inc.	104,385	2,692
*	Alector Inc.	897,995	2,658

		Shares	Market Value ($000)
*	Ceribell Inc.	228,419	2,625
*	OraSure Technologies Inc.	811,277	2,604
*	scPharmaceuticals Inc.	457,275	2,593
*	Enanta Pharmaceuticals Inc.	214,703	2,570
*	Viemed Healthcare Inc.	374,929	2,546
*	Sangamo Therapeutics Inc.	3,759,882	2,532
*	Oncology Institute Inc.	720,190	2,513
*,1	ProKidney Corp. Class A	1,037,631	2,511
*	Aldeyra Therapeutics Inc.	480,511	2,508
*	Stereotaxis Inc.	804,137	2,501
*,1	Quantum-Si Inc. Class A	1,729,958	2,439
*	Inogen Inc.	297,568	2,431
*,1	Tonix Pharmaceuticals Holding Corp.	98,182	2,372
*,1	Design Therapeutics Inc.	313,136	2,358
*	InfuSystem Holdings Inc.	225,264	2,334
*	Cabaletta Bio Inc.	990,748	2,318
*	Aclaris Therapeutics Inc.	1,219,651	2,317
*,1	Humacyte Inc.	1,330,552	2,315
*,1	Galectin Therapeutics Inc.	543,382	2,301
*	Quanterix Corp.	422,402	2,294
*	Voyager Therapeutics Inc.	488,297	2,280
*	NeuroPace Inc.	220,371	2,272
*	Definitive Healthcare Corp. Class A	552,437	2,243
*	Contineum Therapeutics Inc. Class A	188,348	2,213
[1]	Jade Biosciences Inc.	253,328	2,186
*	Lyell Immunopharma Inc.	133,926	2,175
*	TruBridge Inc.	107,579	2,170
*	Caribou Biosciences Inc.	929,821	2,166
*	Atea Pharmaceuticals Inc.	745,163	2,161
*	Codexis Inc.	885,395	2,160
*	Perspective Therapeutics Inc.	624,580	2,142
*	Health Catalyst Inc.	744,841	2,123
	Utah Medical Products Inc.	33,522	2,111
*	Puma Biotechnology Inc.	395,004	2,097
*,1	Coherus Oncology Inc.	1,275,809	2,092
*	Allogene Therapeutics Inc.	1,685,384	2,090
*	DiaMedica Therapeutics Inc.	296,943	2,040
*	Ironwood Pharmaceuticals Inc. Class A	1,546,796	2,026
*	Ventyx Biosciences Inc.	647,549	2,014
	National Research Corp.	157,220	2,009
*,1	Candel Therapeutics Inc.	389,281	1,985
*	Achieve Life Sciences Inc.	617,251	1,944
*	Heron Therapeutics Inc.	1,532,127	1,930
*,1	Omada Health Inc.	86,360	1,909
*	Neurogene Inc.	108,939	1,888
*	Sagimet Biosciences Inc. Class A	270,410	1,855
*	MaxCyte Inc.	1,169,060	1,847
*	Accuray Inc.	1,099,678	1,836
*,1	Tectonic Therapeutic Inc.	116,391	1,826
*,1	Streamex Corp.	313,022	1,803
*	Tenaya Therapeutics Inc.	1,112,318	1,802
*	Foghorn Therapeutics Inc.	364,401	1,782
*	Forte Biosciences Inc.	118,464	1,777
*	Black Diamond Therapeutics Inc.	465,282	1,763
*,1	SELLAS Life Sciences Group Inc.	1,093,410	1,760
*	KORU Medical Systems Inc.	459,352	1,759
*	OmniAb Inc.	1,094,407	1,751
*	Larimar Therapeutics Inc.	539,916	1,744
*	Eledon Pharmaceuticals Inc.	669,788	1,735
*	Exagen Inc.	153,093	1,683
*,1	Microbot Medical Inc.	550,651	1,680
*	Corbus Pharmaceuticals Holdings Inc.	131,207	1,660
*,1	Neumora Therapeutics Inc.	911,051	1,658
*	Electromed Inc.	67,424	1,655
*,1	Inovio Pharmaceuticals Inc.	704,590	1,649
*	Joint Corp.	169,008	1,612
*	Protara Therapeutics Inc.	363,240	1,580
*,1	Anteris Technologies Global Corp.	348,559	1,569
*	Anika Therapeutics Inc.	164,183	1,543
*,1	TriSalus Life Sciences Inc.	331,054	1,539

		Shares	Market Value ($000)
*,1	Gyre Therapeutics Inc.	205,242	1,531
*	Aardvark Therapeutics Inc.	114,311	1,519
*,1	Scilex Holding Co.	76,511	1,506
*,1	Zura Bio Ltd. Class A	343,706	1,488
*	Entrada Therapeutics Inc.	255,860	1,484
*,1	Seres Therapeutics Inc.	77,121	1,484
*	Monogram Technologies Inc.	250,708	1,472
*,1	Avita Medical Inc.	281,822	1,440
*	Cassava Sciences Inc.	489,110	1,423
*,1	Genelux Corp.	337,557	1,418
*	Kyverna Therapeutics Inc.	235,746	1,414
*,1	Cardiff Oncology Inc.	681,993	1,405
*	C4 Therapeutics Inc.	628,631	1,396
*	Avalo Therapeutics Inc.	108,958	1,385
*	CVRx Inc.	166,244	1,342
*,1	Elicio Therapeutics Inc.	120,683	1,320
*	DocGo Inc.	965,082	1,313
*,1	AirSculpt Technologies Inc.	160,754	1,289
*	Owlet Inc. Class A	151,907	1,287
*	CareCloud Inc.	392,437	1,260
*	LENSAR Inc.	101,775	1,257
*	Agenus Inc.	317,897	1,224
*	Fate Therapeutics Inc.	964,447	1,215
*,1	Vor BioPharma Inc.	24,566	1,197
*	Pyxis Oncology Inc.	537,817	1,194
*	Sanara Medtech Inc.	37,461	1,189
*,1	Neuronetics Inc.	425,901	1,163
*	Sight Sciences Inc.	337,231	1,160
*,1	BioAge Labs Inc.	195,819	1,151
*	Shattuck Labs Inc.	475,980	1,138
*	Atossa Therapeutics Inc.	1,296,305	1,124
*	Innovage Holding Corp.	212,410	1,096
*	MacroGenics Inc.	651,752	1,095
*	TScan Therapeutics Inc.	577,585	1,051
*,1	Cartesian Therapeutics Inc.	101,599	1,038
*	Anixa Biosciences Inc.	313,835	1,036
*	Nkarta Inc.	484,227	1,002
*	Vistagen Therapeutics Inc.	281,387	999
*	Hyperfine Inc.	687,962	998
*,1	Carlsmed Inc.	73,755	988
*,1	Biomea Fusion Inc.	488,821	987
*	Whitehawk Therapeutics Inc.	517,371	983
*	FONAR Corp.	65,009	979
*,1	Crescent Biopharma Inc.	81,936	974
*	Journey Medical Corp.	136,520	972
*	Spero Therapeutics Inc.	516,108	970
*	Coya Therapeutics Inc.	168,758	962
*	Kewaunee Scientific Corp.	22,522	961
*	Zentalis Pharmaceuticals Inc.	615,902	930
*,1	Alpha Teknova Inc.	149,744	927
*	Nuvectis Pharma Inc.	153,737	926
*,1	PepGen Inc.	198,862	919
*	American Well Corp. Class A	148,326	912
*,1	Alto Neuroscience Inc.	225,953	908
*,1	Cognition Therapeutics Inc.	672,108	907
*,1	Immunic Inc.	1,020,038	899
*	Seer Inc. Class A	414,348	899
*	Adverum Biotechnologies Inc.	196,333	889
*,1	Neonc Technologies Holdings Inc.	96,801	879
*,1	CEL-SCI Corp.	95,308	877
*	Lucid Diagnostics Inc.	865,497	874
*	Surrozen Inc.	67,706	872
*,1	Sera Prognostics Inc. Class A	282,196	864
*,1	Fortress Biotech Inc.	228,375	844
*	Pliant Therapeutics Inc.	560,309	829
*,1	Assertio Holdings Inc.	939,591	828
*	Ovid therapeutics Inc.	622,296	809
*	Atara Biotherapeutics Inc.	56,372	808
*	Orchestra BioMed Holdings Inc.	325,040	806
*	Lite Strategy Inc.	325,817	788

		Shares	Market Value ($000)
*,1	Pro-Dex Inc.	22,733	770
*	Metagenomi Inc.	316,537	750
*	Biote Corp. Class A	249,569	749
*,1	Instil Bio Inc.	41,737	745
*,1	Shoulder Innovations Inc.	59,299	744
*	Caris Life Sciences Inc.	24,516	742
*,1	Skye Bioscience Inc.	184,978	727
*	Pulmonx Corp.	438,220	710
*	Sutro Biopharma Inc.	815,395	708
*,1	aTyr Pharma Inc.	969,655	700
*,1	TuHURA Biosciences Inc.	278,520	691
*	VolitionRX Ltd.	1,013,673	688
*,1	Precision BioSciences Inc.	123,443	681
*	Werewolf Therapeutics Inc.	344,231	678
*	Cue Biopharma Inc.	937,432	674
*	Vivani Medical Inc.	475,069	670
*	Apyx Medical Corp.	309,492	662
*,1	Insight Molecular Diagnostics Inc.	198,575	659
*	Invivyd Inc.	597,573	657
*,1	Plus Therapeutics Inc.	952,880	652
*	Rapid Micro Biosystems Inc. Class A	191,277	639
*	Gain Therapeutics Inc.	360,547	638
*,1	Beyondspring Inc.	344,384	623
*	Quince Therapeutics Inc.	378,877	618
*	Relmada Therapeutics Inc.	302,332	608
*	Veru Inc.	158,742	603
*	Inhibikase Therapeutics Inc.	371,555	602
*	Adicet Bio Inc.	741,582	601
*	MediciNova Inc.	474,749	598
*,1	Applied Therapeutics Inc.	988,073	598
*	PDS Biotechnology Corp.	586,163	592
*,1	Greenwich Lifesciences Inc.	59,078	588
*	Rafael Holdings Inc. Class B	430,079	585
*	Tela Bio Inc.	390,946	583
*,1	Karyopharm Therapeutics Inc.	88,745	580
*	PMV Pharmaceuticals Inc.	409,910	574
*	Climb Bio Inc.	277,618	558
*	Acumen Pharmaceuticals Inc.	324,367	555
*,1	Coeptis Therapeutics Holdings Inc.	31,714	554
*,1	Hyperion DeFi Inc.	57,813	554
*	ImmuCell Corp.	84,956	550
*	HeartBeam Inc.	332,840	549
*	XBiotech Inc.	200,971	535
*	ALX Oncology Holdings Inc.	284,246	520
*	FibroGen Inc.	42,428	520
*,1	ABVC BioPharma Inc.	170,087	517
*	Context Therapeutics Inc.	520,898	505
*	MAIA Biotechnology Inc.	326,990	504
*	CytoSorbents Corp.	536,973	502
*	Actinium Pharmaceuticals Inc.	304,194	487
*	Inotiv Inc.	335,161	486
*	RenovoRx Inc.	381,210	484
*,1	NRX Pharmaceuticals Inc.	144,479	477
*	Opus Genetics Inc.	281,758	465
*,1	Unicycive Therapeutics Inc.	106,109	463
*,1	Spectral AI Inc.	202,660	462
*	Aligos Therapeutics Inc.	46,948	460
*,1	Kalaris Therapeutics Inc.	78,951	456
*	Wellgistics Health Inc.	507,445	450
*	Sensus Healthcare Inc.	142,493	447
*,1	CervoMed Inc.	54,541	441
*,1	Atlantic International Corp.	142,194	434
*	Rockwell Medical Inc.	360,558	433
*	ImageneBio Inc.	52,656	429
*	Champions Oncology Inc.	63,022	408
*,1	Equillium Inc.	283,002	405
*	Nautilus Biotechnology Inc.	460,360	389
*	Xtant Medical Holdings Inc.	598,417	388
*	NeuroOne Medical Technologies Corp.	431,583	384
*	Clene Inc.	63,752	384

		Shares	Market Value ($000)
*,1	Nutriband Inc.	52,341	369
*	Pelthos Therapeutics Inc.	12,996	364
*,1	Tempest Therapeutics Inc.	35,200	362
*	Fractyl Health Inc.	223,555	355
*	Lantern Pharma Inc.	81,444	354
*	Forian Inc.	157,471	354
*,1	Cibus Inc. Class A	269,431	348
*	Mural Oncology plc	162,660	337
*	Biodesix Inc.	43,792	331
*	Anebulo Pharmaceuticals Inc.	130,648	327
*,1	Firefly Neuroscience Inc.	111,910	326
*	Mersana Therapeutics Inc.	41,904	325
*	Rein Therapeutics Inc.	282,604	324
*,1	Bioxcel Therapeutics Inc.	125,622	322
*,1	Annovis Bio Inc.	154,873	321
*	OnKure Therapeutics Inc. Class A	115,504	318
*,1	BioAtla Inc.	458,220	315
*,1	Inmune Bio Inc.	150,664	312
*,1	Xilio Therapeutics Inc.	367,825	310
*	Armata Pharmaceuticals Inc.	103,632	309
*	Modular Medical Inc.	442,161	309
*,1	Tenax Therapeutics Inc.	40,513	308
*,1	ElectroCore Inc.	61,944	307
*	Generation Bio Co.	49,329	302
*	Jasper Therapeutics Inc.	126,358	301
*	IGC Pharma Inc.	718,436	300
*,1	DarioHealth Corp.	17,188	298
*	SCYNEXIS Inc.	384,738	296
*,1	Actuate Therapeutics Inc.	43,410	290
*,1	Celularity Inc. Class A	139,412	289
*,1	Sonnet BioTherapeutics Holdings Inc.	62,649	287
*	Immix Biopharma Inc.	136,877	286
*,1	Verrica Pharmaceuticals Inc.	65,214	281
*	Cumberland Pharmaceuticals Inc.	86,945	271
*,1	Allarity Therapeutics Inc.	171,795	271
*	Century Therapeutics Inc.	539,662	269
*,1	Outlook Therapeutics Inc.	245,506	260
*	AN2 Therapeutics Inc.	201,636	256
*,1	Telomir Pharmaceuticals Inc.	179,965	250
*,1	eXoZymes Inc.	16,855	249
*	Myomo Inc.	269,607	241
*	NanoViricides Inc.	166,821	239
*	Milestone Scientific Inc.	524,664	238
*	Senti Biosciences Inc.	168,626	238
*	Precision Optics Corp. Inc.	54,169	236
*	Prelude Therapeutics Inc.	162,000	233
*,1	X4 Pharmaceuticals Inc.	68,030	233
*	Clearside Biomedical Inc.	58,726	233
*,1	CAMP4 Therapeutics Corp.	75,888	228
*,1	Artiva Biotherapeutics Inc.	78,678	226
*	Jupiter Neurosciences Inc.	128,042	225
*	Acrivon Therapeutics Inc.	121,158	219
*	NeueHealth Inc.	32,795	219
*	Dyadic International Inc.	184,470	218
*	Precipio Inc.	12,122	218
*	vTv Therapeutics Inc. Class A	9,238	215
*,1	Citius Oncology Inc.	104,987	213
*	Elutia Inc. Class A	238,054	212
*	Hoth Therapeutics Inc.	129,691	210
*,1	Zynex Inc.	141,235	205
*,1	Kezar Life Sciences Inc.	52,535	205
*	Passage Bio Inc.	25,585	205
*	CalciMedica Inc.	67,358	203
*,1	enVVeno Medical Corp.	220,064	199
*,1	Vivos Therapeutics Inc.	60,629	188
*,1	Serina Therapeutics Inc.	33,331	179
*	Harvard Bioscience Inc.	398,432	175
*	Dare Bioscience Inc.	81,115	170
*	Talphera Inc.	188,082	169
*,1	Klotho Neurosciences Inc.	344,844	167

		Shares	Market Value ($000)
*	Mira Pharmaceuticals Inc.	121,488	165
*	Cadrenal Therapeutics Inc.	11,923	164
*,1	Cingulate Inc.	40,608	159
*	Pulmatrix Inc.	32,294	157
*	Vicarious Surgical Inc. Class A	28,409	157
*	American Shared Hospital Services	55,662	156
*	Cosmos Health Inc.	140,007	155
*	OneMedNet Corp.	142,626	155
*,1	SAB Biotherapeutics Inc.	76,487	154
	Cryo-Cell International Inc.	32,957	153
*	Fibrobiologics Inc.	280,059	153
*	SBC Medical Group Holdings Inc.	35,022	152
*,1	Lexaria Bioscience Corp.	154,446	147
*	Lipocine Inc.	51,031	146
*,1	Reviva Pharmaceuticals Holdings Inc.	393,893	145
*	Curis Inc.	87,303	145
*	Retractable Technologies Inc.	169,533	143
*	iBio Inc.	171,723	142
*,1	Dogwood Therapeutics Inc.	18,491	142
*,1	MiNK Therapeutics Inc.	10,074	141
*	Lunai Bioworks Inc.	96,499	137
*	Estrella Immunopharma Inc.	114,464	136
*,1	SeaStar Medical Holding Corp.	238,821	136
*,1	Healthcare Triangle Inc.	51,452	135
*,1	ProPhase Labs Inc.	285,990	131
[1]	Neuphoria Therapeutics Inc.	11,072	131
*	IRIDEX Corp.	112,741	130
*,1	Rallybio Corp.	260,565	130
*,1	Lixte Biotechnology Holdings Inc.	25,694	129
*	Athira Pharma Inc.	31,052	129
*	Lisata Therapeutics Inc.	48,225	126
*	OS Therapies Inc.	64,085	126
*	CapsoVision Inc.	25,907	125
*	Leap Therapeutics Inc.	270,895	123
*,1	Phio Pharmaceuticals Corp.	49,459	123
*	Senestech Inc.	27,767	122
*	Nexgel Inc.	48,920	119
*	P3 Health Partners Inc.	12,974	119
*,1	Aytu BioPharma Inc.	62,535	118
*,1	Exicure Inc.	28,883	118
*	Nexalin Technology Inc.	126,536	116
*	Minerva Neurosciences Inc.	51,013	108
*,1	Citius Pharmaceuticals Inc.	86,847	108
*	Co-Diagnostics Inc.	305,547	105
*	Q32 Bio Inc.	52,703	104
*	Traws Pharma Inc.	55,193	102
*,1	Ekso Bionics Holdings Inc.	18,650	96
*	Neuraxis Inc.	30,523	94
*,1	KALA BIO Inc.	60,549	93
*	Edesa Biotech Inc.	37,138	91
*	Rani Therapeutics Holdings Inc. Class A	180,554	90
*	TherapeuticsMD Inc.	83,971	89
*	BioCardia Inc.	69,023	89
*,1	Profusa Inc.	295,508	88
*,1	MetaVia Inc.	92,400	87
*,1	SiNtx Technologies Inc.	20,905	86
*,1	Tenon Medical Inc.	71,715	85
*	BioVie Inc.	44,702	85
*,1	Liminatus Pharma Inc. Class A	50,440	84
*,1	Cardio Diagnostics Holdings Inc.	20,155	81
*,1	Kairos Pharma Ltd.	67,944	80
*,1	Sharps Technology Inc.	12,262	80
*,1	Marker Therapeutics Inc.	88,268	79
*	Tharimmune Inc.	27,482	78
*	Femasys Inc.	219,052	77
*	PAVmed Inc.	177,499	77
[1]	NovaBay Pharmaceuticals Inc.	59,241	76
*	Matinas BioPharma Holdings Inc.	40,110	76
*,1	Longeveron Inc. Class A	99,111	74
*	Sonoma Pharmaceuticals Inc.	18,787	73

		Shares	Market Value ($000)
*	AEON Biopharma Inc. Class A	90,529	73
*,1	Cellectar Biosciences Inc.	13,043	73
*	Sensei Biotherapeutics Inc.	7,750	73
*	Synlogic Inc.	42,810	72
*	Tevogen Bio Holdings Inc.	91,994	72
*,1	Abpro Holdings Inc.	320,171	72
*,1	BioRestorative Therapies Inc.	49,326	71
*	Boundless Bio Inc.	57,611	71
*,1	Beyond Air Inc.	30,530	71
*,1	TransCode Therapeutics Inc.	6,545	70
*	DIH Holdings US Inc.	371,167	69
*	NextCure Inc.	11,563	68
*,1	Creative Medical Technology Holdings Inc.	20,350	67
*,1	Cocrystal Pharma Inc.	52,705	66
*,1	Carisma Therapeutics Inc.	235,375	65
*,1	Aspire Biopharma Holdings Inc.	314,336	65
*	cbdMD Inc.	51,053	62
*,1	Apimeds Pharmaceuticals US Inc.	34,953	62
*,1	Intelligent Bio Solutions Inc.	58,100	59
*,1	GeoVax Labs Inc.	117,492	56
*	Kiora Pharmaceuticals Inc.	19,861	56
*	Bullfrog AI Holdings Inc.	38,581	54
*,1	Scienture Holdings Inc.	63,158	54
*	AquaBounty Technologies Inc.	23,371	52
*,1	Bionano Genomics Inc.	30,556	52
*,1	Aclarion Inc.	6,782	52
*,1	Predictive Oncology Inc.	3,684	52
*	Biofrontera Inc.	52,254	51
*,1	Imunon Inc.	10,032	51
*	PharmaCyte Biotech Inc.	51,467	50
*,1	Genprex Inc.	297,477	50
*,1	HCW Biologics Inc.	13,523	50
*,1	Moleculin Biotech Inc.	87,486	46
*	VivoSim Labs Inc.	15,371	45
*	VYNE Therapeutics Inc.	130,098	44
*	IN8bio Inc.	19,475	42
*	Adagio Medical Holdings Inc.	21,669	42
*	Evoke Pharma Inc.	8,309	41
*	Lyra Therapeutics Inc.	6,263	41
*,1	Biomerica Inc.	14,514	41
*,1	Mustang Bio Inc.	25,704	39
*,1	Calidi Biotherapeutics Inc.	25,509	39
*	Pasithea Therapeutics Corp.	53,815	39
*	Bolt Biotherapeutics Inc.	7,060	38
*	Cyclerion Therapeutics Inc.	16,137	37
*	Soligenix Inc.	31,554	37
*,1	GRI Bio Inc.	17,000	35
*,1	Alaunos Therapeutics Inc.	14,063	34
*,1	Strata Skin Sciences Inc.	16,175	33
*,1	Ensysce Biosciences Inc.	12,854	30
*,1	Acurx Pharmaceuticals Inc.	7,075	30
*	Aprea Therapeutics Inc.	19,622	29
*,1	Entero Therapeutics Inc.	5,301	27
*	Xenetic Biosciences Inc.	6,731	22
*	Galecto Inc.	5,845	22
*	Artelo Biosciences Inc.	4,612	21
*	OSR Holdings Inc.	37,373	20
*,1	Envoy Medical Inc. Class A	21,186	16
*,1,2	Aceragen Inc.	39,478	15
*	ENDRA Life Sciences Inc.	2,816	15
*	Titan Pharmaceuticals Inc.	2,819	14
*	Impact BioMedical Inc.	21,713	14
*,1,2	Avinger Inc.	23,802	11
*,1	Ernexa Therapeutics Inc.	10,475	11
*,1	bioAffinity Technologies Inc.	3,833	11
*,1	Silo Pharma Inc.	11,221	8
*,2	Third Harmonic Bio Inc.	243,703	7
*,1	Intensity Therapeutics Inc.	27,882	7
*	Theriva Biologics Inc.	13,947	6
*,1	Tivic Health Systems Inc.	1,940	6

		Shares	Market Value ($000)
*,1	VSee Health Inc.	9,786	6
*,1	MSP Recovery Inc.	4,904	6
*	HeartSciences Inc.	1,317	5
*	Venus Concept Inc.	2,027	5
*,1	Protagenic Therapeutics Inc.	1,572	5
*,1	GT Biopharma Inc.	7,216	4
*,1	Jaguar Health Inc.	1,635	4
*	Adial Pharmaceuticals Inc.	9,040	3
*,1	Processa Pharmaceuticals Inc.	16,785	3
*	Palisade Bio Inc.	3,117	3
*,1	iSpecimen Inc.	1,237	2
*	Qualigen Therapeutics Inc.	314	2
*	Indaptus Therapeutics Inc.	664	2
*,1,2	MYOS Corp. (Registered)	48,410	1
*	SCWorx Corp.	4,756	1
*,2	TFF Pharmaceuticals Inc.	11,762	1
*	Enveric Biosciences Inc.	834	1
*	Aethlon Medical Inc.	1,824	1
*	Alzamend Neuro Inc.	600	1
*	USBC Inc.	870	1
*	INVO Fertility Inc.	1,032	1
*,1	NanoVibronix Inc.	189	1
*,2	Aravive Inc.	149,018	—
*,2	MYOS Corp.	20,700	—
*	Autonomix Medical Inc.	57	—
*	Inspire Veterinary Partners Inc. Class A	298	—
*	60 Degrees Pharmaceuticals Inc.	81	—
*,2	NeuBase Therapeutics Inc.	18,981	—
*	CDT Equity Inc.	93	—
*	Oragenics Inc.	204	—
*,1,2	Halo Spin-Out SPV Inc. Class A	5,950	—
*	Bio Green Med Solution Inc.	17	—
*	Q/C Technologies Inc.	95	—
*	Nuwellis Inc.	31	—
*	Salarius Pharmaceuticals Inc.	83	—
			10,198,476
Industrials (18.7%)
	Vertiv Holdings Co. Class A	4,089,384	616,924
	Ferguson Enterprises Inc.	2,111,754	474,258
	Comfort Systems USA Inc.	376,892	311,004
	Curtiss-Wright Corp.	403,404	219,024
*	Rocket Lab Corp.	4,544,214	217,713
	RB Global Inc.	1,984,659	215,058
	SS&C Technologies Holdings Inc.	2,249,381	199,655
*	Bloom Energy Corp. Class A	2,304,733	194,911
	AECOM	1,416,038	184,750
	FTAI Aviation Ltd.	1,098,500	183,296
	BWX Technologies Inc.	978,372	180,382
	HEICO Corp. Class A	707,801	179,845
	TransUnion	2,085,443	174,718
	nVent Electric plc	1,723,684	170,024
	HEICO Corp.	525,694	169,705
*	Kratos Defense & Security Solutions Inc.	1,806,559	165,065
*	XPO Inc.	1,260,470	162,941
	Woodward Inc.	642,093	162,263
	Watsco Inc.	373,420	150,974
	Graco Inc.	1,773,984	150,718
	Carlisle Cos. Inc.	456,912	150,306
	ITT Inc.	835,360	149,329
	Lincoln Electric Holdings Inc.	591,076	139,393
*	MasTec Inc.	655,007	139,392
*	API Group Corp.	3,959,011	136,071
	Booz Allen Hamilton Holding Corp.	1,319,763	131,910
*	RBC Bearings Inc.	336,466	131,319
	Carpenter Technology Corp.	533,577	131,015
	Owens Corning	895,432	126,668
*	Clean Harbors Inc.	539,957	125,389
*	ATI Inc.	1,475,219	119,994
	Mueller Industries Inc.	1,184,734	119,788

		Shares	Market Value ($000)
*	CACI International Inc. Class A	235,312	117,369
*	NEXTracker Inc. Class A	1,583,289	117,148
	Acuity Inc.	325,179	111,988
*	Sterling Infrastructure Inc.	325,597	110,599
	WESCO International Inc.	520,412	110,067
*	Core & Main Inc. Class A	2,030,636	109,309
*	AeroVironment Inc.	340,422	107,195
	Applied Industrial Technologies Inc.	407,836	106,466
	Advanced Drainage Systems Inc.	765,524	106,178
	CNH Industrial NV	9,500,941	103,085
	Donaldson Co. Inc.	1,246,457	102,023
	Regal Rexnord Corp.	710,539	101,920
*	QXO Inc.	5,189,868	98,919
*	SPX Technologies Inc.	529,010	98,808
	Crane Co.	523,672	96,429
*	Chart Industries Inc.	472,874	94,646
	Tetra Tech Inc.	2,814,803	93,958
*	Lyft Inc. Class A	4,257,996	93,718
*	Dycom Industries Inc.	309,705	90,360
	Armstrong World Industries Inc.	460,966	90,354
*	Joby Aviation Inc.	5,585,115	90,144
	Oshkosh Corp.	685,160	88,865
*	Saia Inc.	285,102	85,348
	Ryder System Inc.	436,000	82,247
	Valmont Industries Inc.	211,525	82,015
	Watts Water Technologies Inc. Class A	293,337	81,923
	Toro Co.	1,055,771	80,450
*	American Airlines Group Inc.	7,079,179	79,570
	Primoris Services Corp.	578,302	79,418
	JBT Marel Corp.	556,090	78,103
	Federal Signal Corp.	650,518	77,405
	Allison Transmission Holdings Inc.	896,867	76,126
*	ExlService Holdings Inc.	1,728,399	76,101
*	Paylocity Holding Corp.	477,788	76,097
	Zurn Elkay Water Solutions Corp.	1,599,299	75,215
	Simpson Manufacturing Co. Inc.	445,717	74,640
	Flowserve Corp.	1,399,807	74,386
*	Fluor Corp.	1,730,637	72,808
	Genpact Ltd.	1,733,593	72,620
	Air Lease Corp. Class A	1,123,625	71,519
	AGCO Corp.	662,737	70,959
	Knight-Swift Transportation Holdings Inc. Class A	1,738,422	68,685
	Fortune Brands Innovations Inc.	1,285,420	68,629
*	Gates Industrial Corp. plc	2,753,792	68,349
	Esab Corp.	610,528	68,220
	MSA Safety Inc.	394,547	67,890
	AAON Inc.	724,448	67,692
	GATX Corp.	381,203	66,634
*	Middleby Corp.	499,161	66,353
	KBR Inc.	1,380,132	65,266
*	GXO Logistics Inc.	1,224,324	64,754
*	Construction Partners Inc. Class A	509,146	64,662
*	Casella Waste Systems Inc. Class A	669,792	63,550
*	Resideo Technologies Inc.	1,464,641	63,243
	Moog Inc. Class A	303,589	63,046
*	SiteOne Landscape Supply Inc.	477,829	61,544
*	Alaska Air Group Inc.	1,234,557	61,456
*	Trex Co. Inc.	1,148,642	59,350
*	Karman Holdings Inc.	821,154	59,287
	UFP Industries Inc.	626,202	58,544
	ESCO Technologies Inc.	276,521	58,376
	U-Haul Holding Co. (XNYS)	1,138,242	57,937
	Maximus Inc.	602,623	55,062
*	FTI Consulting Inc.	339,770	54,924
*,1	Archer Aviation Inc. Class A	5,662,605	54,248
	Hexcel Corp.	849,636	53,272
	Brink's Co.	445,505	52,062
	Granite Construction Inc.	468,547	51,376
	Timken Co.	678,000	50,972
	Enpro Inc.	225,203	50,896

		Shares	Market Value ($000)
*,1	NuScale Power Corp. Class A	1,402,394	50,486
*	Kirby Corp.	599,246	50,007
	Science Applications International Corp.	501,586	49,843
	Arcosa Inc.	524,901	49,188
*	Spirit AeroSystems Holdings Inc. Class A	1,259,451	48,615
	Sensata Technologies Holding plc	1,556,860	47,562
	UL Solutions Inc. Class A	671,144	47,557
*	Parsons Corp.	571,465	47,386
*	Everus Construction Group Inc.	545,938	46,814
	Landstar System Inc.	369,902	45,335
	EnerSys	400,928	45,289
	MSC Industrial Direct Co. Inc. Class A	487,784	44,944
*	Mercury Systems Inc.	567,390	43,916
	CSW Industrials Inc.	179,943	43,681
*	SkyWest Inc.	432,480	43,516
*	Sunrun Inc.	2,469,742	42,702
	Mueller Water Products Inc. Class A	1,672,372	42,679
*	Verra Mobility Corp. Class A	1,707,002	42,163
	WillScot Holdings Corp.	1,951,000	41,186
*	StandardAero Inc.	1,502,872	41,013
	Atmus Filtration Technologies Inc.	878,471	39,610
*	Amentum Holdings Inc.	1,640,167	39,282
	Argan Inc.	145,419	39,270
	Korn Ferry	559,236	39,135
	Franklin Electric Co. Inc.	408,760	38,914
	Herc Holdings Inc.	327,341	38,188
	Leonardo DRS Inc.	829,870	37,676
	Exponent Inc.	541,549	37,627
	Kadant Inc.	126,190	37,552
*	IES Holdings Inc.	93,241	37,077
	VSE Corp.	221,211	36,774
	Brady Corp. Class A	467,908	36,511
	Robert Half Inc.	1,070,411	36,373
	Terex Corp.	702,472	36,037
	AZZ Inc.	320,790	35,008
*	MYR Group Inc.	166,419	34,620
*	Planet Labs PBC	2,661,107	34,541
*	AAR Corp.	378,614	33,950
	Matson Inc.	339,883	33,509
*	OPENLANE Inc.	1,137,768	32,745
*	Hayward Holdings Inc.	2,133,851	32,264
	Rush Enterprises Inc. Class A	601,190	32,146
	Griffon Corp.	418,008	31,831
*,1	Eos Energy Enterprises Inc.	2,786,252	31,735
*	Tutor Perini Corp.	474,569	31,127
	McGrath RentCorp	263,373	30,894
	Boise Cascade Co.	399,534	30,892
	Powell Industries Inc.	100,837	30,736
	ABM Industries Inc.	665,820	30,708
*	Loar Holdings Inc.	380,788	30,463
*	GEO Group Inc.	1,486,149	30,451
	REV Group Inc.	522,315	29,600
*,1	Avis Budget Group Inc.	181,041	29,071
*,1	Plug Power Inc.	12,383,548	28,854
*	American Superconductor Corp.	483,752	28,730
*	CBIZ Inc.	523,035	27,700
	Standex International Corp.	129,435	27,427
*	RXO Inc.	1,756,352	27,013
	UniFirst Corp.	160,309	26,802
*	Upwork Inc.	1,420,149	26,372
*,1	Symbotic Inc. Class A	488,578	26,334
*,1	Innodata Inc.	340,927	26,275
*	Xometry Inc. Class A	465,234	25,341
*	Huron Consulting Group Inc.	171,997	25,244
	Trinity Industries Inc.	864,599	24,243
	Enerpac Tool Group Corp. Class A	578,094	23,702
*	Acuren Corp.	1,761,849	23,450
*	CoreCivic Inc.	1,145,015	23,301
	HNI Corp.	491,089	23,008
	Atkore Inc.	360,591	22,623

		Shares	Market Value ($000)
	Hub Group Inc. Class A	647,524	22,301
	Alamo Group Inc.	116,058	22,155
	Concentrix Corp.	478,302	22,074
	TriNet Group Inc.	322,100	21,545
	Hillenbrand Inc.	755,688	20,434
*	Gibraltar Industries Inc.	316,125	19,853
*	Blue Bird Corp.	339,377	19,531
	Steelcase Inc. Class A	1,133,147	19,490
*	Hillman Solutions Corp.	2,110,802	19,377
	Pitney Bowes Inc.	1,697,494	19,368
*,1	Enovix Corp.	1,911,603	19,059
	CSG Systems International Inc.	293,479	18,894
	Insperity Inc.	383,191	18,853
	Tecnoglass Inc.	281,677	18,847
	ManpowerGroup Inc.	495,261	18,770
	Worthington Enterprises Inc.	334,042	18,536
	Helios Technologies Inc.	355,519	18,533
*	Clarivate plc	4,819,840	18,460
	ICF International Inc.	197,558	18,333
*	ACV Auctions Inc. Class A	1,841,770	18,252
	Interface Inc. Class A	625,285	18,096
*	Masterbrand Inc.	1,358,482	17,891
*	DNOW Inc.	1,147,332	17,497
	Kennametal Inc.	813,090	17,018
	ArcBest Corp.	243,330	17,001
	Albany International Corp. Class A	316,057	16,846
	Werner Enterprises Inc.	638,163	16,796
*,1	Centuri Holdings Inc.	790,800	16,741
*	CECO Environmental Corp.	324,262	16,602
	Alight Inc. Class A	5,012,625	16,341
	Lindsay Corp.	116,154	16,327
*	DXP Enterprises Inc.	135,994	16,193
	Tennant Co.	198,181	16,065
*	JetBlue Airways Corp.	3,121,672	15,359
	Greenbrier Cos. Inc.	330,172	15,244
*	Astronics Corp.	331,773	15,132
	CRA International Inc.	70,725	14,748
*	Janus International Group Inc.	1,490,281	14,709
*	Willdan Group Inc.	151,199	14,619
*	Amprius Technologies Inc.	1,341,097	14,108
*	Ducommun Inc.	145,326	13,970
*	Array Technologies Inc.	1,627,213	13,262
*	First Advantage Corp.	859,288	13,224
*	Shoals Technologies Group Inc. Class A	1,780,042	13,190
*	MRC Global Inc.	911,345	13,142
*	Legalzoom.com Inc.	1,259,171	13,070
*	Healthcare Services Group Inc.	772,062	12,994
	MillerKnoll Inc.	723,213	12,830
*	Proto Labs Inc.	255,831	12,799
*,1	NANO Nuclear Energy Inc.	329,994	12,725
*,1	Intuitive Machines Inc. Class A	1,208,517	12,714
*	V2X Inc.	218,765	12,708
*	Vicor Corp.	242,871	12,076
	Barrett Business Services Inc.	270,408	11,984
	Astec Industries Inc.	240,206	11,561
	Cadre Holdings Inc.	314,362	11,477
*	Limbach Holdings Inc.	117,946	11,455
	Schneider National Inc. Class B	533,516	11,289
*	Ameresco Inc. Class A	328,000	11,014
*	Enviri Corp.	863,896	10,963
	Heidrick & Struggles International Inc.	216,849	10,793
*	American Woodmark Corp.	156,269	10,433
*	BrightView Holdings Inc.	774,192	10,374
*	NPK International Inc.	896,319	10,137
	Gorman-Rupp Co.	217,718	10,104
*	Cimpress plc	158,237	9,975
	Apogee Enterprises Inc.	225,327	9,818
*	Montrose Environmental Group Inc.	355,134	9,752
*	Thermon Group Holdings Inc.	353,518	9,446
*,1	Hertz Global Holdings Inc.	1,358,940	9,241

		Shares	Market Value ($000)
	Deluxe Corp.	468,654	9,073
*	Allegiant Travel Co.	145,403	8,836
*	Energy Recovery Inc.	562,411	8,672
*	Great Lakes Dredge & Dock Corp.	712,064	8,538
	Insteel Industries Inc.	214,178	8,212
	Rush Enterprises Inc. Class B	142,878	8,204
*,1	Microvast Holdings Inc.	2,108,368	8,117
	LSI Industries Inc.	332,926	7,860
*	Transcat Inc.	104,796	7,671
*,1	Fluence Energy Inc.	700,109	7,561
	Douglas Dynamics Inc.	236,684	7,399
	Allient Inc.	164,687	7,370
	Genco Shipping & Trading Ltd.	402,999	7,173
*	Liquidity Services Inc.	256,445	7,034
*	Power Solutions International Inc.	71,556	7,028
	Marten Transport Ltd.	647,792	6,905
*	Sun Country Airlines Holdings Inc.	573,386	6,772
	Quanex Building Products Corp.	475,389	6,760
*	Bowman Consulting Group Ltd.	159,263	6,746
*,1	BlackSky Technology Inc. Class A	324,119	6,531
	National Presto Industries Inc.	57,458	6,444
*	Graham Corp.	115,222	6,326
*	Forward Air Corp.	234,750	6,019
*	BlueLinx Holdings Inc.	81,528	5,958
*,1	Firefly Aerospace Inc.	199,133	5,839
	Vestis Corp.	1,287,350	5,832
	FTAI Infrastructure Inc.	1,287,254	5,612
	Kforce Inc.	186,765	5,599
*,1	Redwire Corp.	619,987	5,574
	Global Industrial Co.	151,600	5,559
	Preformed Line Products Co.	28,211	5,534
*	NWPX Infrastructure Inc.	99,277	5,255
	Miller Industries Inc.	129,770	5,245
*,1	Richtech Robotics Inc. Class B	1,182,047	5,071
*	JELD-WEN Holding Inc.	973,034	4,778
*	Conduent Inc.	1,697,493	4,753
	Kelly Services Inc. Class A	361,994	4,749
*,1	SES AI Corp. Class A	2,836,618	4,737
	Columbus McKinnon Corp.	329,760	4,729
	Hyster-Yale Inc.	127,379	4,695
	Ennis Inc.	256,740	4,693
	Wabash National Corp.	471,756	4,656
	Willis Lease Finance Corp.	33,321	4,568
*	Byrna Technologies Inc.	200,349	4,440
*	Hudson Technologies Inc.	430,777	4,278
	Heartland Express Inc.	510,141	4,275
	Luxfer Holdings plc	306,521	4,261
*,1	3D Systems Corp.	1,443,072	4,185
*,1	Eve Holding Inc.	1,093,454	4,166
*	Titan International Inc.	545,106	4,121
*,1	Voyager Technologies Inc. Class A	137,791	4,103
	ACCO Brands Corp.	1,021,174	4,074
*	Frontier Group Holdings Inc.	918,307	4,054
*	Manitowoc Co. Inc.	398,688	3,991
*	Custom Truck One Source Inc.	619,314	3,976
*	Titan Machinery Inc.	232,222	3,887
*	Matrix Service Co.	285,975	3,741
*,1	Spire Global Inc.	335,187	3,684
	Park Aerospace Corp.	176,935	3,599
*	Strata Critical Medical Inc.	683,701	3,460
*	Energy Vault Holdings Inc.	1,141,924	3,392
	Covenant Logistics Group Inc. Class A	148,788	3,223
*,1	TaskUS Inc. Class A	179,948	3,212
*	Orion Group Holdings Inc.	384,097	3,196
*	AerSale Corp.	376,342	3,082
*,1	T1 Energy Inc.	1,387,391	3,025
*,1	Palladyne AI Corp.	343,916	2,954
*	Resolute Holdings Management Inc.	39,870	2,877
*	L B Foster Co. Class A	105,974	2,856
	Karat Packaging Inc.	106,818	2,693

		Shares	Market Value ($000)
*	Hyliion Holdings Corp.	1,336,316	2,633
*	Babcock & Wilcox Enterprises Inc.	891,570	2,586
*,1	Virgin Galactic Holdings Inc.	663,043	2,559
*,1	ChargePoint Holdings Inc.	224,318	2,450
*,1	Sky Harbour Group Corp. Class A	246,146	2,429
*	Franklin Covey Co.	124,600	2,418
*	Radiant Logistics Inc.	408,263	2,409
*,1	GrafTech International Ltd.	187,901	2,409
*	Asure Software Inc.	287,603	2,358
*	Distribution Solutions Group Inc.	68,735	2,068
	Quad/Graphics Inc.	329,442	2,062
*	U-Haul Holding Co.	35,993	2,054
*	TrueBlue Inc.	331,383	2,031
*	Mistras Group Inc.	202,530	1,993
	Park-Ohio Holdings Corp.	91,434	1,942
*,1	Falcon's Beyond Global Inc. Class A	172,951	1,906
*	Perma-Pipe International Holdings Inc.	80,569	1,888
*	Mayville Engineering Co. Inc.	136,234	1,875
*,1	FuelCell Energy Inc.	240,396	1,875
*,1	Blink Charging Co.	1,139,782	1,869
	Pangaea Logistics Solutions Ltd.	362,646	1,842
*,1	Wheels Up Experience Inc. Class A	974,789	1,794
*	Perma-Fix Environmental Services Inc.	177,512	1,793
*,1	KULR Technology Group Inc.	430,980	1,793
	Concrete Pumping Holdings Inc.	252,518	1,780
	Resources Connection Inc.	351,894	1,777
	Universal Logistics Holdings Inc.	75,383	1,767
	EVI Industries Inc.	54,487	1,722
*,1	Taylor Devices Inc.	32,881	1,613
	Alta Equipment Group Inc.	220,014	1,593
	Twin Disc Inc.	113,930	1,588
*	Gencor Industries Inc.	108,244	1,584
*	Proficient Auto Logistics Inc.	229,119	1,579
*,1	Stem Inc.	89,346	1,565
	Acme United Corp.	37,139	1,529
*,1	Satellogic Inc. Class A	454,374	1,490
*	Tecogen Inc.	169,048	1,489
*	FreightCar America Inc.	152,103	1,488
	Eastern Co.	60,943	1,430
*,1	Surf Air Mobility Inc.	331,801	1,423
*	RCM Technologies Inc.	53,095	1,410
*	Innovative Solutions & Support Inc.	112,786	1,409
*,1	NeoVolta Inc.	312,760	1,395
*,1	AIRO Group Holdings Inc.	72,027	1,383
*	Forrester Research Inc.	118,003	1,251
*,1	Net Power Inc.	404,582	1,218
*	AirJoule Technologies Corp.	252,745	1,185
	Omega Flex Inc.	37,186	1,160
*	Hurco Cos. Inc.	61,186	1,065
*,1	Complete Solaria Inc.	580,140	1,021
	Espey Manufacturing & Electronics Corp.	25,739	1,020
*	NN Inc.	483,150	995
*,1	Ocean Power Technologies Inc.	1,844,139	929
*	Optex Systems Holdings Inc.	65,456	844
*,1	Westwater Resources Inc.	878,926	834
*,1	Odyssey Marine Exploration Inc. Class B	421,825	823
	Virco Manufacturing Corp.	103,639	803
*	Team Inc.	48,285	801
*,1	SKYX Platforms Corp.	713,533	799
*,1	Bitcoin Depot Inc. Class A	237,574	798
*	Fuel Tech Inc.	256,268	769
*	Legence Corp. Class A	24,582	757
*	BGSF Inc.	104,068	739
*	TTEC Holdings Inc.	214,992	722
*	DLH Holdings Corp.	126,141	713
*,1	Safe Pro Group Inc.	101,215	711
*	Ultralife Corp.	102,355	698
*	Southland Holdings Inc.	160,574	689
*,1	AgEagle Aerial Systems Inc.	335,685	675
*	PAMT Corp.	58,959	672

		Shares	Market Value ($000)
*,1	Visionwave Holdings Inc.	67,629	645
*	Skillsoft Corp.	49,440	644
*	VirTra Inc.	112,453	592
*,1	FTC Solar Inc.	81,972	578
*	Alpha Pro Tech Ltd.	118,920	569
	NL Industries Inc.	92,143	567
*	Mobile Infrastructure Corp. Class A	159,300	561
*	Tigo Energy Inc.	221,320	553
*,1	RYTHM Inc.	13,344	547
*	Nephros Inc.	115,404	546
	HireQuest Inc.	54,921	528
*,1	Knightscope Inc. Class A	91,369	527
*	TechPrecision Corp.	95,419	508
*	Commercial Vehicle Group Inc.	294,971	501
*	Broadwind Inc.	216,474	455
*	INNOVATE Corp.	91,482	447
*,1	Beam Global	149,622	431
*	Bridger Aerospace Group Holdings Inc.	231,260	428
*	Mesa Air Group Inc.	325,765	423
*	Flux Power Holdings Inc.	110,224	412
	Pioneer Power Solutions Inc.	91,272	394
*	Mastech Digital Inc.	51,082	389
*,1	Laser Photonics Corp.	85,343	368
	CompX International Inc.	15,582	365
*	Ideal Power Inc.	72,569	365
*,1	FiscalNote Holdings Inc.	78,247	362
*	ClearSign Technologies Corp.	464,034	358
*	Star Equity Holdings Inc.	29,305	326
*,1	SolarMax Technology Inc.	298,231	313
*,1	flyExclusive Inc.	62,061	307
*	Air T Inc.	13,319	300
*	SIFCO Industries Inc.	40,910	288
*	Orion Energy Systems Inc.	31,185	273
*	CPI Aerostructures Inc.	104,669	264
*	Nixxy Inc.	184,150	260
*	Where Food Comes From Inc.	18,886	254
*	GEE Group Inc.	1,107,632	229
*	Quest Resource Holding Corp.	141,203	220
*,1	LanzaTech Global Inc.	8,370	205
*	374Water Inc.	694,881	199
*,1	Arrive AI Inc.	52,341	191
*	Sidus Space Inc. Class A	174,701	182
*,1	JFB Construction Holdings Class A	13,026	168
*,1	Stardust Power Inc.	52,160	162
	Royalty Management Holding Corp.	72,699	157
*,1	Zeo Energy Corp.	104,782	141
*	Hydrofarm Holdings Group Inc.	39,683	131
*,1	Nauticus Robotics Inc.	45,316	131
*	LiqTech International Inc.	49,175	129
*	Jewett-Cameron Trading Co. Ltd.	36,630	125
*	Energy Focus Inc.	43,332	120
	EMCOR Group Inc.	180	117
*	Air Industries Group	36,897	115
*,1	Cycurion Inc.	277,226	109
*,1	Energous Corp.	13,815	107
*	Xos Inc.	39,215	106
*	TOMI Environmental Solutions Inc.	89,919	93
*	Shimmick Corp.	34,855	91
	Chicago Rivet & Machine Co.	8,384	88
*,1	Hyperscale Data Inc.	185,909	85
*	DSS Inc.	58,032	78
*,1	Jet.AI Inc.	22,829	77
*,1	Advent Technologies Holdings Inc.	22,910	76
*,1	Nuburu Inc.	496,506	74
*	Armlogi Holding Corp.	84,746	68
*,1	ESS Tech Inc.	43,095	66
*,1	SUNation Energy Inc.	43,479	61
*	Art's-Way Manufacturing Co. Inc.	23,194	58
*,1	Solidion Technology Inc.	11,852	55
*,1	Singularity Future Technology Ltd.	40,146	54

		Shares	Market Value ($000)
*,1	American Rebel Holdings Inc.	55,164	53
*,1	Momentus Inc.	39,770	52
*,1	CEA Industries Inc.	6,497	51
*,1	Rain Enhancement Technologies Holdco Inc. Class A	8,714	48
*,1	Northann Corp.	364,309	47
*	Callan Jmb Inc.	6,664	33
*,1	iPower Inc.	61,513	32
*	Urban-Gro Inc.	76,324	31
*	Avalon Holdings Corp. Class A	10,649	28
*	Polar Power Inc.	7,863	26
*,1	Expion360 Inc.	16,270	23
*,1	Aqua Metals Inc.	3,570	23
*,1	Greenwave Technology Solutions Inc.	3,045	21
*,1	FGI Industries Ltd.	3,373	20
*,1	Professional Diversity Network Inc.	5,154	19
*,1	Volato Group Inc. Class A	9,782	17
*,1	Cleancore Solutions Inc. Class B	4,447	9
*	Toppoint Holdings Inc.	5,228	7
*,1	Safe & Green Holdings Corp.	956	7
*	Dragonfly Energy Holdings Corp.	9,527	6
*,1,2	Hyzon Motors Inc. Class A	24,393	—
*	Nuvve Holding Corp.	306	—
*,2	ShiftPixy Inc.	19	—
*,2	Hyperscale Data Inc. Class B	13	—
			15,606,217
Information Technology (18.8%)
*	Strategy Inc.	2,825,597	910,436
*	Snowflake Inc. Class A	3,572,520	805,782
	Marvell Technology Inc.	9,232,413	776,169
*	Cloudflare Inc. Class A	3,349,204	718,706
*	CoreWeave Inc. Class A	2,340,557	320,305
*	Zscaler Inc.	1,066,868	319,698
*	Atlassian Corp. Class A	1,769,260	282,551
*	Pure Storage Inc. Class A	3,323,205	278,518
*	Astera Labs Inc.	1,387,905	271,752
*	MongoDB Inc.	875,025	271,590
*	HubSpot Inc.	564,070	263,872
*	Credo Technology Group Holding Ltd.	1,617,388	235,508
*	Flex Ltd.	4,019,385	233,004
*	Zoom Communications Inc.	2,786,748	229,907
*	Ciena Corp.	1,513,847	220,522
*	Nutanix Inc. Class A	2,865,655	213,176
*	Guidewire Software Inc.	900,698	207,034
*,1	IonQ Inc.	3,178,361	195,469
*	Coherent Corp.	1,664,162	179,264
*	Sandisk Corp.	1,476,851	165,703
*	Twilio Inc. Class A	1,642,681	164,416
*	Okta Inc.	1,788,705	164,024
*	Dynatrace Inc.	3,231,013	156,543
*	Docusign Inc.	2,162,999	155,931
	Entegris Inc.	1,622,788	150,043
*	Unity Software Inc.	3,618,554	144,887
*	Fabrinet	383,398	139,795
	TD SYNNEX Corp.	820,543	134,364
*	Manhattan Associates Inc.	647,927	132,812
*	Lumentum Holdings Inc.	746,850	121,520
*	Rambus Inc.	1,151,852	120,023
*	Samsara Inc. Class A	3,207,134	119,466
*	Rubrik Inc. Class A	1,425,332	117,234
*	Lattice Semiconductor Corp.	1,465,794	107,472
*,1	Rigetti Computing Inc.	3,468,314	103,321
*,1	BitMine Immersion Technologies Inc.	1,857,789	96,475
[1]	InterDigital Inc.	275,980	95,277
*	Procore Technologies Inc.	1,237,522	90,240
*	Commvault Systems Inc.	475,693	89,801
*,1	D-Wave Quantum Inc.	3,626,941	89,622
	MKS Inc.	718,954	88,985
*,1	Life360 Inc.	829,305	88,155
*	MACOM Technology Solutions Holdings Inc.	686,221	85,428

		Shares	Market Value ($000)
*	Elastic NV	994,067	83,989
*	Qorvo Inc.	903,650	82,304
	Bentley Systems Inc. Class B	1,593,684	82,043
	Cognex Corp.	1,797,454	81,425
*,1	Circle Internet Group Inc. Class A	569,366	75,487
*	Kyndryl Holdings Inc.	2,476,138	74,358
*	MARA Holdings Inc.	3,974,255	72,570
*	SiTime Corp.	233,669	70,407
*	Cirrus Logic Inc.	550,514	68,974
*	Varonis Systems Inc.	1,199,553	68,938
	Littelfuse Inc.	265,207	68,691
	Advanced Energy Industries Inc.	403,047	68,574
	Universal Display Corp.	473,828	68,056
*	Onto Innovation Inc.	524,416	67,765
*	Appfolio Inc. Class A	244,672	67,446
*	Gitlab Inc. Class A	1,486,370	67,006
*	Arrow Electronics Inc.	552,019	66,794
*	Semtech Corp.	926,972	66,232
*	Aurora Innovation Inc. Class A	12,253,048	66,044
	Vontier Corp.	1,570,862	65,929
*	Sanmina Corp.	570,296	65,647
*	Riot Platforms Inc.	3,448,382	65,623
*,1	SoundHound AI Inc. Class A	4,014,943	64,560
*	TTM Technologies Inc.	1,105,034	63,650
*	Confluent Inc. Class A	3,125,793	61,891
*	Mirion Technologies Inc. Class A	2,626,652	61,096
*	Itron Inc.	490,106	61,048
*	UiPath Inc. Class A	4,557,828	60,984
*	SentinelOne Inc. Class A	3,411,542	60,077
*	Dropbox Inc. Class A	1,975,004	59,665
*	ServiceTitan Inc. Class A	587,127	59,200
*,1	Core Scientific Inc.	3,270,168	58,667
*	ACI Worldwide Inc.	1,103,453	58,229
*	Applied Digital Corp.	2,490,819	57,139
	Pegasystems Inc.	990,268	56,940
	Badger Meter Inc.	315,429	56,329
*	Clearwater Analytics Holdings Inc. Class A	3,080,891	55,518
*	CCC Intelligent Solutions Holdings Inc.	5,925,319	53,980
	Ralliant Corp.	1,206,369	52,755
*	Qualys Inc.	385,711	51,041
	Belden Inc.	423,859	50,978
*,1	Impinj Inc.	277,007	50,069
*	Box Inc. Class A	1,549,306	49,996
*	Enphase Energy Inc.	1,399,193	49,517
*	Q2 Holdings Inc.	668,532	48,395
*	Workiva Inc. Class A	558,793	48,101
*	BILL Holdings Inc.	896,415	47,483
	Dolby Laboratories Inc. Class A	655,309	47,425
	Avnet Inc.	895,061	46,794
*	Silicon Laboratories Inc.	351,108	46,041
*	Cleanspark Inc.	3,009,678	43,640
*	SPS Commerce Inc.	405,885	42,269
*	OSI Systems Inc.	168,944	42,108
*	Viasat Inc.	1,436,159	42,079
*	Plexus Corp.	288,454	41,736
*	Zeta Global Holdings Corp. Class A	2,083,835	41,406
*,1	Cipher Mining Inc.	3,115,590	39,225
*	Calix Inc.	634,335	38,929
*	Allegro MicroSystems Inc.	1,326,158	38,724
*	Novanta Inc.	385,352	38,593
*	Insight Enterprises Inc.	336,847	38,202
*,1	Terawulf Inc.	3,315,183	37,859
*	Tenable Holdings Inc.	1,298,120	37,853
*	CommScope Holding Co. Inc.	2,370,835	36,701
*	Klaviyo Inc. Class A	1,320,840	36,574
*	Ambarella Inc.	431,338	35,594
	Crane NXT Co.	528,289	35,432
*	Hut 8 Corp.	1,002,465	34,896
	Amkor Technology Inc.	1,215,408	34,518
*	Axcelis Technologies Inc.	336,319	32,838

		Shares	Market Value ($000)
	Clear Secure Inc. Class A	928,124	30,981
*	nCino Inc.	1,130,502	30,648
*	Viavi Solutions Inc.	2,375,703	30,148
*	FormFactor Inc.	824,413	30,025
	Ubiquiti Inc.	45,038	29,751
*	BlackLine Inc.	556,445	29,547
*	Extreme Networks Inc.	1,413,063	29,180
*	Informatica Inc. Class A	1,168,361	29,022
*	Agilysys Inc.	271,795	28,606
*	Alarm.com Holdings Inc.	532,887	28,286
*	Synaptics Inc.	411,608	28,129
*,1	Quantum Computing Inc.	1,454,564	26,779
*	Diodes Inc.	496,040	26,394
*	DXC Technology Co.	1,909,897	26,032
*	Ondas Holdings Inc.	3,368,132	26,002
*,1	BigBear.ai Holdings Inc.	3,971,488	25,894
*	Blackbaud Inc.	399,365	25,683
*	Freshworks Inc. Class A	2,125,956	25,022
*	DigitalOcean Holdings Inc.	731,348	24,983
*	Intapp Inc.	606,067	24,788
*	Braze Inc. Class A	863,955	24,571
*	RingCentral Inc. Class A	864,080	24,488
	Power Integrations Inc.	600,147	24,132
*,1	SolarEdge Technologies Inc.	635,972	23,531
	Kulicke & Soffa Industries Inc.	557,274	22,648
*	Diebold Nixdorf Inc.	391,779	22,343
*	ASGN Inc.	469,123	22,213
*	AvePoint Inc.	1,475,119	22,142
*,1	C3.ai Inc. Class A	1,272,725	22,069
*	ACM Research Inc. Class A	562,292	22,002
*	Teradata Corp.	1,009,801	21,721
*	Knowles Corp.	919,280	21,428
*	IPG Photonics Corp.	269,935	21,376
*	Alkami Technology Inc.	837,286	20,798
*	Progress Software Corp.	462,329	20,310
	Vishay Intertechnology Inc.	1,321,113	20,213
	ePlus Inc.	281,984	20,024
*	Five9 Inc.	824,278	19,948
	Adeia Inc.	1,164,551	19,564
*	Vertex Inc. Class A	788,390	19,544
*	Veeco Instruments Inc.	639,197	19,451
*	LiveRamp Holdings Inc.	698,842	18,967
*	Arlo Technologies Inc.	1,114,007	18,882
*	NetScout Systems Inc.	726,634	18,769
*	NCR Voyix Corp.	1,482,351	18,603
	Bel Fuse Inc. Class B	126,661	17,862
*	Porch Group Inc.	1,045,985	17,552
*	PAR Technology Corp.	435,658	17,243
*,1	SailPoint Inc.	774,491	17,101
*	Ouster Inc.	615,458	16,648
	Napco Security Technologies Inc.	381,989	16,406
*	PagerDuty Inc.	987,316	16,310
*,1	Applied Optoelectronics Inc.	627,955	16,283
*	nLight Inc.	528,719	15,666
*	Onestream Inc. Class A	840,552	15,491
	Benchmark Electronics Inc.	383,295	14,776
*	Photronics Inc.	640,648	14,703
*	Rogers Corp.	179,066	14,408
*	Digi International Inc.	394,260	14,375
*	MaxLinear Inc. Class A	882,025	14,183
*,1	Navitas Semiconductor Corp. Class A	1,964,437	14,183
	A10 Networks Inc.	764,072	13,868
*	NextNav Inc.	943,407	13,491
*	Penguin Solutions Inc.	510,171	13,407
*	Appian Corp. Class A	433,872	13,263
*	Ultra Clean Holdings Inc.	485,732	13,236
*	Asana Inc. Class A	968,151	12,934
*	Verint Systems Inc.	637,054	12,900
*	Fastly Inc. Class A	1,495,093	12,783
	CTS Corp.	316,102	12,625

		Shares	Market Value ($000)
*	Harmonic Inc.	1,199,378	12,210
*	PROS Holdings Inc.	515,350	11,807
*	Rapid7 Inc.	618,843	11,603
*,1	Red Cat Holdings Inc.	1,087,225	11,253
*	Evolv Technologies Holdings Inc.	1,476,295	11,146
*	Amplitude Inc. Class A	987,804	10,589
*,1	CompoSecure Inc. Class A	506,167	10,538
*,1	Bit Digital Inc.	3,447,908	10,344
*	NETGEAR Inc.	318,009	10,300
*	Cohu Inc.	487,973	9,920
*	Sprinklr Inc. Class A	1,282,543	9,901
*	ScanSource Inc.	222,721	9,797
*	Jamf Holding Corp.	899,143	9,621
*	Yext Inc.	1,103,467	9,402
*	Meridianlink Inc.	468,786	9,343
*	Daktronics Inc.	441,174	9,229
*,1	Aehr Test Systems	306,249	9,221
*	PDF Solutions Inc.	351,761	9,082
*,1	indie Semiconductor Inc. Class A	2,180,116	8,873
*	Blend Labs Inc. Class A	2,389,593	8,722
*	Alpha & Omega Semiconductor Ltd.	272,628	7,623
*	Kimball Electronics Inc.	255,080	7,617
*	Sprout Social Inc. Class A	587,042	7,585
*	ADTRAN Holdings Inc.	804,621	7,547
	Red Violet Inc.	144,278	7,539
	PC Connection Inc.	120,579	7,475
*	I3 Verticals Inc. Class A	226,526	7,353
*	CEVA Inc.	269,855	7,127
*	Powerfleet Inc.	1,292,176	6,771
*	Digital Turbine Inc.	1,057,760	6,770
*	Ichor Holdings Ltd.	380,842	6,672
	OneSpan Inc.	398,963	6,340
*	N-able Inc.	808,244	6,304
*	Consensus Cloud Solutions Inc.	201,761	5,926
*	Cerence Inc.	474,342	5,910
	Climb Global Solutions Inc.	43,623	5,882
*,1	SkyWater Technology Inc.	310,704	5,798
*	Backblaze Inc. Class A	614,526	5,703
*	Domo Inc. Class B	349,031	5,529
*	Grid Dynamics Holdings Inc.	703,533	5,424
	Hackett Group Inc.	282,984	5,380
*,1	Lightwave Logic Inc.	1,401,548	5,200
*	Mitek Systems Inc.	510,992	4,992
	Xerox Holdings Corp.	1,308,898	4,921
*	Weave Communications Inc.	719,528	4,806
*	Daily Journal Corp.	10,164	4,728
*	Corsair Gaming Inc.	517,350	4,615
*,1	TSS Inc.	252,885	4,580
*	Vishay Precision Group Inc.	141,151	4,524
*	Unusual Machines Inc.	298,050	4,501
*	Clearfield Inc.	128,718	4,425
*,1	MicroVision Inc.	3,417,459	4,238
*	Kopin Corp.	1,695,188	4,119
*	Telos Corp.	600,713	4,109
*	Eastman Kodak Co.	636,648	4,081
*	Aeva Technologies Inc.	279,730	4,056
*	Ribbon Communications Inc.	1,053,247	4,002
*	Commerce.com Inc.	779,502	3,890
*	Arteris Inc.	358,600	3,622
*,1	TON Strategy Co.	514,049	3,619
*	Ooma Inc.	300,613	3,604
	NVE Corp.	55,003	3,590
*	SEMrush Holdings Inc. Class A	487,649	3,453
*	BK Technologies Corp.	40,714	3,440
*	Xperi Inc.	519,216	3,365
*	LightPath Technologies Inc. Class A	421,671	3,344
*	Unisys Corp.	801,022	3,124
*	8x8 Inc.	1,443,540	3,060
	Methode Electronics Inc.	390,399	2,947
*	Aviat Networks Inc.	122,943	2,819

		Shares	Market Value ($000)
*,1	Whitefiber Inc.	101,787	2,766
*	ON24 Inc.	447,107	2,557
*	SmartRent Inc. Class A	1,804,276	2,544
*,1	908 Devices Inc.	287,586	2,519
	Immersion Corp.	322,585	2,368
*	Rimini Street Inc.	503,149	2,355
*,1	Vuzix Corp.	749,010	2,344
*	Frequency Electronics Inc.	67,586	2,292
*	Turtle Beach Corp.	141,383	2,248
*,1	Veritone Inc.	461,972	2,227
*,1	EverCommerce Inc.	196,685	2,189
	Information Services Group Inc.	368,132	2,117
*,1	Tucows Inc. Class A	111,701	2,073
*,1	Rekor Systems Inc.	1,300,893	2,042
*	AXT Inc.	432,894	1,944
[1]	ReposiTrak Inc.	131,160	1,944
*,1	BTCS Inc.	400,316	1,934
*,1	Inseego Corp.	128,047	1,917
*,1	Blaize Holdings Inc.	552,410	1,906
*	Everspin Technologies Inc.	193,839	1,805
*	eGain Corp.	204,486	1,781
*	CS Disco Inc.	274,658	1,774
*,1	Aeluma Inc.	107,546	1,731
*,1	Digimarc Corp.	166,412	1,626
*	CoreCard Corp.	60,083	1,617
*,1	Exodus Movement Inc. Class A	56,994	1,583
*	Lantronix Inc.	332,549	1,520
	Richardson Electronics Ltd.	150,540	1,474
*	Viant Technology Inc. Class A	168,996	1,458
*,1	Atomera Inc.	328,258	1,451
*	M-Tron Industries Inc.	25,665	1,424
*	Rackspace Technology Inc.	947,021	1,335
*,1	Ambiq Micro Inc.	43,514	1,302
*	Kaltura Inc.	874,438	1,259
*	Netskope Inc. Class A	54,719	1,244
*	Amtech Systems Inc.	132,029	1,223
*	Genasys Inc.	477,594	1,170
*	WM Technology Inc.	1,001,029	1,161
*,1	AEye Inc.	463,250	1,153
*	SoundThinking Inc.	92,808	1,119
*	AudioEye Inc.	78,569	1,089
*	One Stop Systems Inc.	192,374	1,031
*	inTEST Corp.	131,153	1,024
*	Expensify Inc. Class A	550,870	1,019
*,1	Airship AI Holdings Inc.	196,186	1,014
*	Duos Technologies Group Inc.	133,779	985
*	Crexendo Inc.	149,957	975
*	QuickLogic Corp.	155,017	939
*	Intellicheck Inc.	176,507	918
*	CPI Card Group Inc.	60,238	912
*	Research Solutions Inc.	238,779	891
*	KVH Industries Inc.	151,359	848
	CSP Inc.	73,038	844
*,1	Castellum Inc.	764,679	833
*	GSI Technology Inc.	222,782	820
*,1	Datavault AI Inc.	738,283	805
*	RF Industries Ltd.	97,110	799
*,1	American Bitcoin Corp. Class A	118,041	796
*	Comtech Telecommunications Corp.	299,036	771
*	Identiv Inc.	223,317	770
*,1	Thumzup Media Corp.	147,224	736
*,1	Quantum Corp.	73,124	725
*,1	Wrap Technologies Inc.	332,771	722
*,1	AmpliTech Group Inc.	181,980	708
*	AstroNova Inc.	67,011	686
*	Upland Software Inc.	284,175	673
*	Acorn Energy Inc.	23,122	661
*,1	Phunware Inc.	226,938	624
*	Sono-Tek Corp.	138,988	623
*	Synchronoss Technologies Inc.	101,389	616

		Shares	Market Value ($000)
*,1	Alpha Modus Holdings Inc.	511,224	608
*	NetSol Technologies Inc.	123,295	586
*	VirnetX Holding Corp.	33,406	571
*	Via Transportation Inc. Class A	10,919	525
*	Optical Cable Corp.	63,969	519
*	Pixelworks Inc.	47,234	518
*,1	GCT Semiconductor Holding Inc.	336,725	512
*	LivePerson Inc.	818,263	477
*,1	Neonode Inc.	134,812	470
*	Coda Octopus Group Inc.	58,204	467
*,1	Soluna Holdings Inc.	196,795	462
*	TransAct Technologies Inc.	84,732	459
*	Airgain Inc.	104,587	454
*	Research Frontiers Inc.	282,644	449
*,1	reAlpha Tech Corp.	581,763	446
*	Franklin Wireless Corp.	100,924	440
*	Silvaco Group Inc.	80,545	436
*	Inuvo Inc.	119,940	421
*,1	CYNGN Inc.	69,653	420
*	CPS Technologies Corp.	113,173	404
*	Key Tronic Corp.	107,495	384
*	Intellinetics Inc.	33,201	383
*,1	authID Inc.	114,396	365
*	Aware Inc.	147,059	354
*	WidePoint Corp.	70,161	347
*,1	Mobix Labs Inc. Class A	379,505	306
*	Data I/O Corp.	90,616	303
*	Pattern Group Inc. Class A	22,015	302
*	Interlink Electronics Inc.	23,687	301
*	LGL Group Inc.	41,911	280
*,1	CISO Global Inc.	265,629	279
*,1	XTI Aerospace Inc.	186,254	274
*	ACCESS Newswire Inc.	25,212	271
*	Glimpse Group Inc.	163,384	268
*,1	Intrusion Inc.	166,371	266
*	CVD Equipment Corp.	69,180	232
*	Greenidge Generation Holdings Inc. Class A	121,582	221
*,1	Nukkleus Inc.	26,640	186
*,1	Forward Industries Inc.	6,958	178
*	Data Storage Corp.	40,828	176
*,1	MultiSensor AI Holdings Inc.	265,898	171
*	Electro-Sensors Inc.	35,327	169
*	CID Holdco Inc.	66,573	169
	Network-1 Technologies Inc.	109,893	165
*	Blackboxstocks Inc.	26,996	163
*	Trio-Tech International	24,993	148
	Universal Safety Products Inc.	32,548	130
*,1	Smith Micro Software Inc.	169,727	123
*	Peraso Inc.	90,838	114
*	Veea Inc.	175,631	110
*	Cambium Networks Corp.	112,781	101
*,1	Tao Synergies Inc.	15,468	101
*	Bridgeline Digital Inc.	76,110	100
*,1	Scantech AI Systems Inc.	235,859	98
*,1	Syntec Optics Holdings Inc.	61,891	96
*,1	Cloudastructure Inc. Class A	75,437	95
*	CXApp Inc.	115,945	85
*,1	NextTrip Inc.	25,121	85
*	Focus Universal Inc.	27,913	85
*,1	Signing Day Sports Inc.	45,455	83
*	Myseum Inc.	32,906	74
*	VerifyMe Inc.	81,394	72
*	LM Funding America Inc.	48,272	55
*	Mawson Infrastructure Group Inc.	128,926	54
*	Sonim Technologies Inc.	88,064	53
*,1	Brand Engagement Network Inc.	169,724	50
*	Socket Mobile Inc.	46,130	47
*	Astrotech Corp.	9,524	46
*	Urgent.ly Inc.	13,399	43
*,1	Iveda Solutions Inc.	31,388	42

		Shares	Market Value ($000)
*,1	Foxx Development Holdings Inc.	8,313	40
[1]	Taitron Components Inc. Class A	14,866	37
*	Sobr Safe Inc.	10,363	36
*	Ainos Inc.	9,281	32
*	Nortech Systems Inc.	3,356	31
*,1	T Stamp Inc. Class A	9,305	31
*	ClearOne Inc.	5,258	31
*,1	Banzai International Inc. Class A	10,532	31
*,1	Boxlight Corp. Class A	12,064	29
*	Oblong Inc.	10,822	28
*,1	Actelis Networks Inc.	69,438	26
*	Bio-key International Inc.	34,846	25
*,2	Marin Software Inc.	30,216	24
*,2	SRAX Inc.	284,252	20
*	Movano Inc.	23,495	13
*,1	Ascent Solar Technologies Inc.	4,600	9
*	Auddia Inc.	251	1
*,2	Pivotal Software Inc.	1,233,865	—
			15,756,174
Materials (4.8%)
	CRH plc	7,195,739	862,769
*	Amrize Ltd.	5,507,354	267,272
	RPM International Inc.	1,375,028	162,088
	Reliance Inc.	562,329	157,919
	Royal Gold Inc.	705,134	141,436
*	Coeur Mining Inc.	6,876,074	128,995
	Crown Holdings Inc.	1,231,311	118,932
*,1	MP Materials Corp.	1,440,309	96,601
	AptarGroup Inc.	704,996	94,230
	Alcoa Corp.	2,768,833	91,067
	Hecla Mining Co.	7,070,069	85,548
	Eagle Materials Inc.	347,864	81,066
	NewMarket Corp.	83,393	69,067
	Commercial Metals Co.	1,198,903	68,673
*	Axalta Coating Systems Ltd.	2,315,209	66,261
*	Cleveland-Cliffs Inc.	5,293,781	64,584
	Graphic Packaging Holding Co.	3,169,019	62,018
	Element Solutions Inc.	2,428,109	61,115
	Louisiana-Pacific Corp.	678,017	60,235
	Sealed Air Corp.	1,572,220	55,578
	Balchem Corp.	346,687	52,024
	Celanese Corp.	1,171,765	49,308
*	Knife River Corp.	607,436	46,694
	Sonoco Products Co.	1,052,242	45,341
	FMC Corp.	1,336,070	44,932
	Cabot Corp.	567,868	43,186
	Sensient Technologies Corp.	453,997	42,608
	Hawkins Inc.	223,228	40,788
	Silgan Holdings Inc.	947,978	40,772
	Warrior Met Coal Inc.	562,694	35,810
	HB Fuller Co.	576,738	34,189
*	Perimeter Solutions Inc.	1,488,395	33,325
	Avient Corp.	977,390	32,205
	Olin Corp.	1,227,555	30,677
	Westlake Corp.	356,344	27,460
	Scotts Miracle-Gro Co.	476,236	27,122
	Materion Corp.	221,527	26,763
	Chemours Co.	1,606,401	25,445
	Ashland Inc.	489,955	23,474
*	Ingevity Corp.	390,696	21,562
*	O-I Glass Inc.	1,650,891	21,412
	Minerals Technologies Inc.	335,237	20,825
	Innospec Inc.	264,328	20,395
*,1	PureCycle Technologies Inc.	1,527,645	20,088
	Quaker Chemical Corp.	147,047	19,373
*	Alpha Metallurgical Resources Inc.	117,445	19,272
	Greif Inc. Class A	293,034	17,512
*	Century Aluminum Co.	563,713	16,551
	Sylvamo Corp.	362,714	16,039

		Shares	Market Value ($000)
	Huntsman Corp.	1,747,698	15,694
	United States Lime & Minerals Inc.	112,734	14,830
*	Ramaco Resources Inc. Class A	415,052	13,776
	TriMas Corp.	343,874	13,287
*	Ivanhoe Electric Inc.	1,048,094	13,154
	Kaiser Aluminum Corp.	169,297	13,063
*	Ecovyst Inc.	1,258,476	11,024
*,1	USA Rare Earth Inc.	623,367	10,716
	Stepan Co.	222,934	10,634
	Worthington Steel Inc.	346,689	10,536
*	McEwen Inc.	503,172	8,604
*,1	ASP Isotopes Inc.	859,462	8,268
	SunCoke Energy Inc.	941,768	7,685
*	Compass Minerals International Inc.	384,720	7,387
	Myers Industries Inc.	421,791	7,145
	Mativ Holdings Inc.	613,796	6,942
*,1	United States Antimony Corp.	1,100,734	6,825
	Ryerson Holding Corp.	279,974	6,400
	Koppers Holdings Inc.	223,893	6,269
*	Metallus Inc.	373,746	6,178
	AdvanSix Inc.	298,112	5,777
*	Rayonier Advanced Materials Inc.	765,038	5,524
*	Aspen Aerogels Inc.	766,066	5,332
	Tronox Holdings plc	1,320,311	5,308
*,1	American Battery Technology Co.	987,385	4,799
	Orion SA	631,617	4,788
*	LSB Industries Inc.	597,869	4,711
*	Idaho Strategic Resources Inc.	138,194	4,670
*	Dakota Gold Corp.	931,292	4,237
*	Magnera Corp.	358,593	4,203
*	Clearwater Paper Corp.	181,146	3,761
	Olympic Steel Inc.	111,267	3,388
*	Intrepid Potash Inc.	107,663	3,292
*	Tredegar Corp.	370,316	2,974
*	Ranpak Holdings Corp. Class A	487,461	2,739
*	Contango ORE Inc.	104,137	2,596
*	Arq Inc.	342,701	2,454
*	Flotek Industries Inc.	147,967	2,160
	Greif Inc. Class B	33,760	2,080
*,1	Hycroft Mining Holding Corp. Class A	332,051	2,059
*,1	US Gold Corp.	124,610	2,054
*	American Vanguard Corp.	307,616	1,766
*	Smith-Midland Corp.	47,333	1,747
*	Core Molding Technologies Inc.	79,575	1,635
	Friedman Industries Inc.	74,300	1,627
	Mercer International Inc.	477,644	1,376
	Ramaco Resources Inc. Class B	80,011	1,348
	Kronos Worldwide Inc.	227,404	1,305
*	Gold Resource Corp.	1,524,532	1,275
*	Ascent Industries Co.	87,976	1,133
*	Paramount Gold Nevada Corp.	806,008	991
[1]	Trinseo plc	370,666	871
*	Alto Ingredients Inc.	759,399	820
*,1	Origin Materials Inc.	1,376,744	714
*,1	Solesence Inc.	205,663	662
	Northern Technologies International Corp.	76,918	593
*	Solitario Resources Corp.	677,525	473
*	Ampco-Pittsburgh Corp.	163,665	375
*	Loop Industries Inc.	228,410	338
*,1	US Goldmining Inc.	24,644	317
*,1	Eightco Holdings Inc.	31,775	291
*	5E Advanced Materials Inc.	34,034	119
*,1	Inno Holdings Inc.	63,628	88
*,1	Bolt Projects Holdings Inc.	15,472	58
*	Adapti Inc.	2,388	3
*,1,2	American Infrastructure Corp.	147,171	1
*	N2OFF Inc.	328	1
*,2	Novusterra Inc.	68,679	—

		Shares	Market Value ($000)
*,1,2	ReElement Technologies Corp.	274,719	—
			3,987,856
Real Estate (5.3%)
	Sun Communities Inc.	1,259,028	162,415
	WP Carey Inc.	2,346,029	158,521
*	Jones Lang LaSalle Inc.	507,292	151,315
*	Zillow Group Inc. Class C	1,950,396	150,278
	Gaming & Leisure Properties Inc.	3,033,533	141,393
	Omega Healthcare Investors Inc.	3,160,289	133,427
	Equity LifeStyle Properties Inc.	2,076,316	126,032
	American Homes 4 Rent Class A	3,493,148	116,147
	Lamar Advertising Co. Class A	929,565	113,797
	Rexford Industrial Realty Inc.	2,525,657	103,830
	CubeSmart	2,440,565	99,233
	EastGroup Properties Inc.	569,998	96,478
	Brixmor Property Group Inc.	3,274,626	90,642
	NNN REIT Inc.	2,021,507	86,056
	Agree Realty Corp.	1,182,598	84,012
	CareTrust REIT Inc.	2,361,773	81,906
	American Healthcare REIT Inc.	1,804,779	75,819
	First Industrial Realty Trust Inc.	1,418,050	72,987
	STAG Industrial Inc.	1,997,589	70,495
	Vornado Realty Trust	1,725,063	69,917
	Healthcare Realty Trust Inc. Class A	3,764,209	67,869
	Essential Properties Realty Trust Inc.	2,121,860	63,147
	Terreno Realty Corp.	1,105,861	62,758
	Ryman Hospitality Properties Inc.	677,056	60,657
*,1	Opendoor Technologies Inc.	7,172,249	57,163
	Kite Realty Group Trust	2,351,988	52,449
	Cousins Properties Inc.	1,799,059	52,065
	Macerich Co.	2,708,173	49,289
	Kilroy Realty Corp.	1,162,328	49,108
	Sabra Health Care REIT Inc.	2,563,470	47,783
	EPR Properties	813,705	47,203
	Phillips Edison & Co. Inc.	1,340,544	46,021
	SL Green Realty Corp.	760,697	45,497
	Millrose Properties Inc.	1,285,147	43,194
	Tanger Inc.	1,212,408	41,028
	Independence Realty Trust Inc.	2,500,042	40,976
	National Health Investors Inc.	507,348	40,334
	Rayonier Inc.	1,515,978	40,234
*	Cushman & Wakefield plc	2,476,653	39,428
*	Compass Inc. Class A	4,894,691	39,304
	Americold Realty Trust Inc.	3,052,568	37,363
	Highwoods Properties Inc.	1,154,084	36,723
	Broadstone Net Lease Inc.	2,018,398	36,069
	COPT Defense Properties	1,200,273	34,880
*	Zillow Group Inc. Class A	453,400	33,751
	Newmark Group Inc. Class A	1,679,741	31,327
	PotlatchDeltic Corp.	761,162	31,017
	Outfront Media Inc.	1,550,184	28,399
	LXP Industrial Trust	3,156,745	28,284
	Apple Hospitality REIT Inc.	2,348,998	28,211
	Acadia Realty Trust	1,399,095	28,192
	Douglas Emmett Inc.	1,793,946	27,932
	Urban Edge Properties	1,349,677	27,628
	Four Corners Property Trust Inc.	1,116,926	27,253
*	Howard Hughes Holdings Inc.	329,969	27,114
[1]	Medical Properties Trust Inc.	5,275,481	26,747
	Lineage Inc.	612,704	23,675
	InvenTrust Properties Corp.	825,777	23,634
	Park Hotels & Resorts Inc.	2,129,774	23,598
	National Storage Affiliates Trust	759,143	22,941
	Curbline Properties Corp.	1,024,861	22,854
	St. Joe Co.	423,625	20,961
	Sunstone Hotel Investors Inc.	2,033,403	19,053
	LTC Properties Inc.	490,758	18,089
	DiamondRock Hospitality Co.	2,192,131	17,449
	Global Net Lease Inc.	2,142,231	17,416

		Shares	Market Value ($000)
[1]	NETSTREIT Corp.	910,231	16,439
	Innovative Industrial Properties Inc.	299,978	16,073
	Elme Communities	935,107	15,766
	Getty Realty Corp.	569,635	15,283
	JBG SMITH Properties	663,163	14,755
	Sila Realty Trust Inc.	587,069	14,735
	Pebblebrook Hotel Trust	1,266,047	14,420
	Alexander & Baldwin Inc.	769,779	14,002
	Xenia Hotels & Resorts Inc.	1,018,338	13,972
	Veris Residential Inc.	875,697	13,311
	UMH Properties Inc.	868,422	12,896
*	Paramount Group Inc.	1,960,443	12,821
	Smartstop Self Storage REIT Inc.	332,662	12,521
	Piedmont Realty Trust Inc.	1,333,815	12,004
	RLJ Lodging Trust	1,578,281	11,364
*	Hudson Pacific Properties Inc.	4,052,374	11,185
	Kennedy-Wilson Holdings Inc.	1,329,075	11,058
*	Anywhere Real Estate Inc.	1,044,019	11,056
	Empire State Realty Trust Inc. Class A	1,438,018	11,015
	Apartment Investment & Management Co. Class A	1,362,303	10,803
	Plymouth Industrial REIT Inc.	482,598	10,776
	Easterly Government Properties Inc. Class A	468,743	10,748
	Centerspace	175,731	10,351
	eXp World Holdings Inc.	959,830	10,232
	Diversified Healthcare Trust	2,277,920	10,046
	American Assets Trust Inc.	494,262	10,043
	Safehold Inc.	513,117	7,948
	Brandywine Realty Trust	1,861,056	7,761
	NexPoint Residential Trust Inc.	227,334	7,325
	Marcus & Millichap Inc.	249,273	7,316
	Gladstone Commercial Corp.	513,802	6,330
	Armada Hoffler Properties Inc.	891,783	6,251
	Summit Hotel Properties Inc.	1,094,267	6,007
	Alexander's Inc.	24,362	5,713
	Whitestone REIT	461,460	5,667
*	Forestar Group Inc.	210,606	5,600
	Universal Health Realty Income Trust	142,679	5,589
	CTO Realty Growth Inc.	324,331	5,287
	Farmland Partners Inc.	467,172	5,083
	NET Lease Office Properties	170,193	5,048
	SITE Centers Corp.	558,021	5,028
	CBL & Associates Properties Inc.	161,632	4,943
	Global Medical REIT Inc.	143,516	4,838
	Peakstone Realty Trust	358,106	4,698
*	Tejon Ranch Co.	284,082	4,540
	Community Healthcare Trust Inc.	289,010	4,422
	Service Properties Trust	1,622,364	4,397
	Saul Centers Inc.	136,833	4,361
	Postal Realty Trust Inc. Class A	263,121	4,128
	Industrial Logistics Properties Trust	676,832	3,946
	One Liberty Properties Inc.	177,175	3,919
	Chatham Lodging Trust	549,975	3,690
	Gladstone Land Corp.	396,366	3,631
	FrontView REIT Inc.	244,662	3,354
*	FRP Holdings Inc.	128,365	3,127
	City Office REIT Inc.	440,973	3,069
	RMR Group Inc. Class A	185,490	2,918
*	Douglas Elliman Inc.	767,732	2,196
	Alpine Income Property Trust Inc.	152,039	2,154
	BRT Apartments Corp.	134,525	2,107
*	Seaport Entertainment Group Inc.	87,197	1,999
*	RE/MAX Holdings Inc. Class A	211,650	1,996
*	Seritage Growth Properties Class A	419,169	1,781
	Braemar Hotels & Resorts Inc.	648,926	1,772
	NexPoint Diversified Real Estate Trust	438,900	1,620
	Modiv Industrial Inc. Class C	104,831	1,535
*	Stratus Properties Inc.	72,255	1,529
	Franklin Street Properties Corp.	921,447	1,474
	Orion Properties Inc.	544,513	1,470
*	Maui Land & Pineapple Co. Inc.	78,161	1,457

		Shares	Market Value ($000)
*,1	Altisource Portfolio Solutions SA	122,426	1,427
	Strawberry Fields REIT Inc.	93,844	1,154
*	Star Holdings	132,584	1,091
*	Alset Inc.	423,453	1,071
*	AMREP Corp.	34,679	829
	Global Self Storage Inc.	117,179	589
*,1	Offerpad Solutions Inc.	140,973	588
	Clipper Realty Inc.	154,579	587
*	Transcontinental Realty Investors Inc.	12,262	566
*	Comstock Holding Cos. Inc. Class A	35,950	504
	Bluerock Homes Trust Inc.	37,763	452
*	JW Mays Inc.	9,689	368
*	Ashford Hospitality Trust Inc.	60,491	357
*	Fathom Holdings Inc.	148,800	268
	Office Properties Income Trust	714,615	235
*	American Realty Investors Inc.	13,305	223
*	American Strategic Investment Co. Class A	18,047	181
*	Sotherly Hotels Inc.	205,361	166
*	CKX Lands Inc.	11,020	123
*	InterGroup Corp.	5,403	111
	Mackenzie Realty Capital Inc.	16,975	85
	Medalist Diversified REIT Inc.	5,396	73
[1]	InnSuites Hospitality Trust	35,317	65
*,2	Spirit MTA REIT	653,668	59
*	Generation Income Properties Inc.	50,741	46
*,1	Presidio Property Trust Inc. Class A	6,645	35
*	New Concept Energy Inc.	33,021	33
*	Power REIT	24,736	25
*,1	Avalon GloboCare Corp.	6,989	17
*,1	Creative Media & Community Trust Corp.	1,418	9
*,1	Safe & Green Development Corp.	1,581	2
*,2	Equity Commonwealth	1,585,721	—
			4,388,805
Utilities (2.0%)
*	Talen Energy Corp.	489,037	208,026
*,1	Oklo Inc. Class A	1,248,587	139,380
	Essential Utilities Inc.	3,004,051	119,862
	OGE Energy Corp.	2,160,316	99,958
	National Fuel Gas Co.	966,994	89,321
	IDACORP Inc.	578,450	76,442
	UGI Corp.	2,298,327	76,442
	Ormat Technologies Inc.	651,631	62,719
	TXNM Energy Inc.	1,009,542	57,090
	Southwest Gas Holdings Inc.	685,301	53,686
	ONE Gas Inc.	642,092	51,971
	New Jersey Resources Corp.	1,074,326	51,729
	Portland General Electric Co.	1,172,039	51,570
	Spire Inc.	630,497	51,398
	Black Hills Corp.	778,703	47,960
	ALLETE Inc.	616,861	40,960
	MDU Resources Group Inc.	2,186,630	38,944
	Northwestern Energy Group Inc.	658,059	38,569
	Otter Tail Corp.	448,210	36,740
	Chesapeake Utilities Corp.	252,955	34,070
	MGE Energy Inc.	391,369	32,945
	Avista Corp.	868,766	32,848
	American States Water Co.	412,538	30,247
	California Water Service Group	636,278	29,199
	Clearway Energy Inc. Class C	900,995	25,453
*	Hawaiian Electric Industries Inc.	1,851,811	20,444
	Northwest Natural Holding Co.	438,520	19,703
	H2O America	347,951	16,945
	Middlesex Water Co.	199,082	10,774
	Clearway Energy Inc. Class A	354,778	9,554
	Unitil Corp.	187,212	8,960
*	Hallador Energy Co.	368,133	7,204
	Consolidated Water Co. Ltd.	168,244	5,936
	York Water Co.	143,679	4,371
	Genie Energy Ltd. Class B	249,068	3,724

		Shares	Market Value ($000)
	Artesian Resources Corp. Class A	107,921	3,518
*	Pure Cycle Corp.	288,222	3,191
*	Cadiz Inc.	582,542	2,750
	RGC Resources Inc.	86,244	1,935
	Global Water Resources Inc.	159,235	1,640
*	Montauk Renewables Inc.	711,913	1,431
*,1	WaterBridge Infrastructure LLC Class A	21,898	552
*	Spruce Power Holding Corp.	150,102	368
			1,700,529
Total Common Stocks (Cost $71,153,591)			83,550,807
Preferred Stocks (0.0%)
*,2	ClearOne Inc. Preference Shares	7,653	1
*,1,2	Next Bridge Hydrocarbons Inc. Preference Shares	902,467	—
*,2	BTCS Inc. Preference Shares	87,854	—
*,1,2	Nutriband Inc. Preference Shares	13,085	—
Total Preferred Stocks (Cost $2,614)			1
Rights (0.0%)
*,2	Korro Bio Inc. CVR	448,505	879
*,2	Tobira Therapeutics Inc. CVR Exp. 12/31/2028	87,894	398
*,2	Sanofi Aatd Inc. CVR	396,851	257
*,2	Spectrum Pharmaceuticals Inc. CVR	2,524,293	206
*,2	Enliven Therapeutics Inc. CVR	140,767	127
*,2	Coherus BioSciences Inc. CVR	579,706	54
*,2	Gyre Therapeutics Inc. CVR	475,977	48
*,1,2	FG Nexus Inc. CVR	8,339	45
*,2	Miromatrix Medical Inc. CVR	280,666	39
*,2	Adamas Pharmaceuticals Inc. CVR	527,854	32
*,2	Chinook Therapeutics Inc. CVR	150,581	28
*,2	Landos Biopharma Inc. CVR	8,191	21
*,1,2	Oncternal Therapeutics Inc. CVR	19,268	20
*	Ligand Pharmaceuticals Inc. General CVR	395,811	20
*,1,2	Miragen Therapeutics Inc. CVR	330,960	7
*,2	Qualigen Therapeutics Inc. CVR	91,096	6
*,2	F-star Therapeutics Inc. CVR	81,675	6
*,2	Q32 Bio Inc. CVR	535,943	5
*,2	Alexza Pharmaceuticals Inc. CVR	128,704	4
*	Ligand Pharmaceuticals Inc. Roche CVR	395,811	3
*,1,2	Seelos Therapeutics Inc. CVR	5,736	3
*,1,2	CinCor Pharma Inc. CVR	832	3
*,2	Dianthus Therapeutics Inc. CVR	545,859	3
*,2	Ocuphire Pharma Inc. CVR	13,673	2
*,2	Ambit Biosciences Corp. CVR	22,388	—
*	Ligand Pharmaceuticals Inc. Glucagon CVR	395,811	—
*,2	MetaVia Inc. CVR	5,194	—
*,2	Pineapple Energy Inc. CVR	30,377	—
*,2	OmniAb Inc. 12.5 Earnout	83,004	—
*,2	OmniAb Inc. 15 Earnout	83,004	—
*,2	Carisma Therapeutics Inc. CVR	2,671,362	—
*,2	Chinook Therapeutics Inc. CVR (OOTC)	59	—
*,1,2	Spyre Therapeutics Inc. CVR	632,341	—
*,2	Neurogene Inc. CVR	95,916	—
*,2	Traws Pharma Inc. CVR	321,970	—
*,2	Tectonic Therapeutic Inc. CVR	44,790	—
*,1,2	TuHURA Biosciences Inc. CVR	12,455	—
*,1,2	Pieris Pharmaceuticals Securities Corp. CVR	11,069	—
*,2	iTeos Therapeutics Inc. CVR	124	—
*,2	Verve Therapeutics Inc. CVR	424	—
*,1,2	Hepion Pharmaceuticals Inc. CVR	979	—
*,2	Ikena Oncology Securities Corp. CVR	218,561	—
Total Rights (Cost $2,188)			2,216
Warrants (0.0%)
*	Altisource Portfolio Solutions SA Exp. 4/30/2032	186,743	131
*,1	Altisource Portfolio Solutions SA Exp. 4/2/2029	186,743	111
*	M-Tron Industries Inc. Exp. 3/11/2028	35,560	62
Total Warrants (Cost $—)			304

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (2.1%)
Money Market Fund (2.1%)
[3,4]	Vanguard Market Liquidity Fund (Cost $1,781,472)	4.180%	17,828,374	1,782,838
Total Investments (102.0%) (Cost $72,939,865)				85,336,166
Other Assets and Liabilities—Net (-2.0%)				(1,670,974)
Net Assets (100%)				83,665,192
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,623,368.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $1,755,660 was received for securities on loan, of which $1,751,552 is held in Vanguard Market Liquidity Fund and $4,108 is held in cash.
ADR—American Depositary Receipt.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini NASDAQ 100 Index	December 2025	19	9,462	2
E-mini Russell 2000 Index	December 2025	343	42,112	(92)
E-mini S&P Mid-Cap 400 Index	December 2025	48	15,774	(72)
				(162)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
BILL Holdings Inc.	8/31/2026	BANA	3,946	(4.236)	544	—
Chewy Inc. Class A	1/30/2026	GSI	11,455	(4.122)	1,066	—
Magnolia Oil & Gas Corp. Class A	8/31/2026	BANA	17,068	(4.236)	—	(749)
					1,610	(749)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
At September 30, 2025, the counterparties had deposited in segregated accounts securities with a value of $1,031 in connection with open over-the-counter swap contracts.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of September 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	83,549,569	—	1,238	83,550,807
Preferred Stocks	—	—	1	1
Rights	23	—	2,193	2,216
Warrants	304	—	—	304
Temporary Cash Investments	1,782,838	—	—	1,782,838
Total	85,332,734	—	3,432	85,336,166

Derivative Financial Instruments
Assets
Futures Contracts[1]	2	—	—	2
Swap Contracts	—	1,610	—	1,610
Total	2	1,610	—	1,612
Liabilities
Futures Contracts[1]	(164)	—	—	(164)
Swap Contracts	—	(749)	—	(749)
Total	(164)	(749)	—	(913)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.